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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06463
AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices)   (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 4/30/12

Item 1. Reports to Stockholders.

Invesco Asia Pacific Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: ASIAX ▪ B: ASIBX ▪ C: ASICX ▪ Y: ASIYX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.58%

Class B Shares	13.15

Class C Shares	13.18

Class Y Shares	13.73

MSCI EAFE Index▼(Broad Market Index)	2.44

MSCI All Country Asia Pacific Ex-Japan Index▼(Style-Specific Index)	4.18

Lipper Pacific Region Ex-Japan Funds Index▼(Peer Group Index)	5.94

Source: ▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI All Country Asia Pacific Ex-Japan Index is an unmanaged index considered representative of Pacific region stock markets, excluding Japan.
     The Lipper Pacific Region Ex-Japan Funds Index is an unmanaged index considered representative of Pacific region ex-Japan funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (11/3/97)	9.72%

10 Years	13.78

5 Years	5.99

1 Year	-5.61

Class B Shares

Inception (11/3/97)	9.74%

10 Years	13.78

5 Years	6.08

1 Year	-5.42

Class C Shares

Inception (11/3/97)	9.35%

10 Years	13.59

5 Years	6.39

1 Year	-1.78

Class Y Shares

10 Years	14.52%

5 Years	7.38

1 Year	0.15

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/3/97)	9.58%

10 Years	13.51

5 Years	6.43

1 Year	-3.77

Class B Shares

Inception (11/3/97)	9.59%

10 Years	13.53

5 Years	6.53

1 Year	-3.57

Class C Shares

Inception (11/3/97)	9.20%

10 Years	13.33

5 Years	6.82

1 Year	0.15

Class Y Shares

10 Years	14.25%

5 Years	7.82

1 Year	2.10

reflects any applicable fee waivers or expense reimbursements.
      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.55%, 2.30%, 2.30% and 1.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

2	Invesco Asia Pacific Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
      Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth — while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
      I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
      As we’ve seen often in recent years, market sentiment can change suddenly and dramatically — and certainly without advance notice — depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
      In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
      Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
      If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
      All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Asia Pacific Growth Fund

Schedule of Investments

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.19%
Australia–12.09%
BHP Billiton Ltd.	334,413	$12,415,817

Brambles Ltd.	1,276,067	9,600,196

Coca-Cola Amatil Ltd.	642,760	8,316,887

Computershare Ltd.	1,014,612	8,861,026

CSL Ltd.	405,967	15,473,751

QBE Insurance Group Ltd.	305,536	4,393,675

WorleyParsons Ltd.	376,574	11,086,084

		70,147,436

China–16.74%
Anta Sports Products Ltd.	6,057,000	5,987,832

CNOOC Ltd.–ADR	76,559	16,203,712

Franshion Properties China Ltd.	18,238,000	5,012,394

Industrial & Commercial Bank of China Ltd.–Class H	32,865,000	21,841,632

Lee & Man Paper Manufacturing Ltd.	16,388,000	7,643,095

Minth Group Ltd.	5,894,000	7,442,608

NetEase Inc.–ADR(a)	99,560	6,005,459

Stella International Holdings Ltd.	5,562,500	14,769,095

Vinda International Holdings Ltd.	3,890,000	6,913,490

Want Want China Holdings Ltd.	4,307,000	5,284,799

		97,104,116

Hong Kong–6.90%
Cheung Kong (Holdings) Ltd.	723,000	9,575,980

China Mobile Ltd.	990,000	10,967,249

Dickson Concepts (International) Ltd.	4,757,000	2,631,117

Galaxy Entertainment Group Ltd.(a)	995,000	3,093,341

Hongkong Land Holdings Ltd.	619,000	3,829,152

Hutchison Whampoa Ltd.	928,000	8,884,755

Paliburg Holdings Ltd.	3,509,240	1,033,506

		40,015,100

Indonesia–8.86%
PT Bank Central Asia Tbk	7,280,500	6,338,612

PT Indocement Tunggal Prakarsa Tbk	2,682,000	5,257,985

PT Perusahaan Gas Negara Persero Tbk	23,571,000	8,594,879

PT Summarecon Agung Tbk	82,201,000	15,466,659

PT Telekomunikasi Indonesia Tbk	17,059,000	15,770,924

		51,429,059

Malaysia–7.29%
Kossan Rubber Industries Berhad	15,057,500	16,164,121

Parkson Holdings Berhad	6,772,777	11,613,677

Public Bank Berhad	3,220,000	14,549,827

		42,327,625

Philippines–13.67%
Ayala Corp.	1,240,250	12,616,496

Energy Development Corp.	53,191,900	7,427,446

Energy Development Corp.(b)	2,918,750	407,559

First Gen Corp.(a)	35,899,189	12,013,759

First Gen Corp.(a)(b)	1,919,100	642,232

GMA Holdings, Inc.–PDR	46,635,500	11,052,900

GMA Holdings, Inc.–PDR(b)	1,468,000	347,925

Manila Water Co.	9,073,600	5,311,732

Philippine Long Distance Telephone Co.	238,100	14,589,897

SM Investments Corp.	901,005	14,884,195

		79,294,141

Singapore–3.94%
Keppel Corp. Ltd.	1,480,200	13,170,522

United Overseas Bank Ltd.	626,000	9,706,626

		22,877,148

South Korea–6.71%
Hyundai Department Store Co., Ltd.	58,129	8,178,263

Hyundai Mobis	28,099	7,587,806

MegaStudy Co., Ltd.	47,261	4,399,290

NHN Corp.	62,505	14,123,909

S1 Corp.	93,459	4,667,852

		38,957,120

Taiwan–4.27%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,074,464	17,969,997

Wistron Corp.	4,554,672	6,791,841

		24,761,838

Thailand–9.72%
BEC World PCL	2,424,700	4,062,201

CP ALL PCL	865,300	2,146,361

Kasikornbank PCL	3,426,500	18,169,144

Major Cineplex Group PCL	16,339,300	10,299,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Asia Pacific Growth Fund

	Shares	Value

Thailand–(continued)

Siam Commercial Bank PCL	3,255,900	$15,885,219

Thai Stanley Electric PCL–Class F	960,700	5,866,416

		56,428,382

Total Common Stocks & Other Equity Interests (Cost $355,837,632)		523,341,965

Money Market Funds–9.95%
Liquid Assets Portfolio–Institutional Class(c)	28,885,261	28,885,261

Premier Portfolio–Institutional Class(c)	28,885,261	28,885,261

Total Money Market Funds (Cost $57,770,522)		57,770,522

TOTAL INVESTMENTS–100.14% (Cost $413,608,154)		581,112,487

OTHER ASSETS LESS LIABILITIES–(0.14)%		(832,374)

NET ASSETS–100.00%		$580,280,113

Investment Abbreviations:

ADR	– American Depositary Receipts
PDR	– Philippine Depositary Receipts

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2012 was $1,397,716, which represented 0.24% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Financials	23.7%

Consumer Discretionary	16.9

Information Technology	9.3

Industrials	8.8

Telecommunication Services	7.1

Utilities	5.9

Health Care	5.5

Energy	4.7

Materials	4.4

Consumer Staples	3.9

Money Market Funds Plus Other Assets Less Liabilities	9.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Asia Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $355,837,632)	$523,341,965

Investments in affiliated money market funds, at value and cost	57,770,522

Total investments, at value (Cost $413,608,154)	581,112,487

Foreign currencies, at value (Cost $1,240,063)	1,254,720

Receivable for:
Investments sold	2,516,283

Fund shares sold	1,556,920

Dividends	1,241,931

Investment for trustee deferred compensation and retirement plans	42,713

Other assets	28,118

Total assets	587,753,172

Liabilities:
Payable for:
Investments purchased	1,334,812

Fund shares reacquired	974,139

Accrued fees to affiliates	425,576

Accrued foreign taxes	4,496,958

Accrued other operating expenses	144,102

Trustee deferred compensation and retirement plans	97,472

Total liabilities	7,473,059

Net assets applicable to shares outstanding	$580,280,113

Net assets consist of:
Shares of beneficial interest	$407,323,734

Undistributed net investment income	(28,578)

Undistributed net realized gain	5,449,983

Unrealized appreciation	167,534,974

$580,280,113

Net Assets:
Class A	$426,048,798

Class B	$29,196,089

Class C	$81,126,700

Class Y	$43,908,526

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	14,415,481

Class B	1,049,727

Class C	2,932,827

Class Y	1,482,796

Class A:
Net asset value per share	$29.55

Maximum offering price per share (Net asset value of $29.55 divided by 94.50%)	$31.27

Class B:
Net asset value and offering price per share	$27.81

Class C:
Net asset value and offering price per share	$27.66

Class Y:
Net asset value and offering price per share	$29.61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Asia Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $512,513)	$4,632,490

Dividends from affiliated money market funds	28,036

Total investment income	4,660,526

Expenses:
Advisory fees	2,443,029

Administrative services fees	75,986

Custodian fees	221,440

Distribution fees:
Class A	487,056

Class B	146,251

Class C	379,197

Transfer agent fees	618,867

Trustees’ and officers’ fees and benefits	28,630

Other	118,168

Total expenses	4,518,624

Less: Fees waived	(28,788)

Net expenses	4,489,836

Net investment income	170,690

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (net of foreign taxes of $195,606)	6,104,238

Foreign currencies	97,765

6,202,003

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $(2,040,718))	61,222,189

Foreign currencies	(60,438)

61,161,751

Net realized and unrealized gain	67,363,754

Net increase in net assets resulting from operations	$67,534,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Asia Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income	$170,690	$4,572,504

Net realized gain	6,202,003	37,836,026

Change in net unrealized appreciation (depreciation)	61,161,751	(72,105,630)

Net increase (decrease) in net assets resulting from operations	67,534,444	(29,697,100)

Distributions to shareholders from net investment income:
Class A	(3,532,362)	(3,296,075)

Class B	(26,763)	(92,167)

Class C	(67,611)	(205,092)

Class Y	(406,659)	(325,228)

Total distributions from net investment income	(4,033,395)	(3,918,562)

Distributions to shareholders from net realized gains:
Class A	(27,939,707)	(3,602,407)

Class B	(2,323,311)	(361,815)

Class C	(5,869,287)	(805,153)

Class Y	(2,471,959)	(283,195)

Total distributions from net realized gains	(38,604,264)	(5,052,570)

Share transactions–net:
Class A	21,681,953	(15,948,252)

Class B	(2,461,853)	(7,542,507)

Class C	646,267	(2,772,610)

Class Y	6,469,968	5,729,512

Net increase (decrease) in net assets resulting from share transactions	26,336,335	(20,533,857)

Net increase (decrease) in net assets	51,233,120	(59,202,089)

Net assets:
Beginning of period	529,046,993	588,249,082

End of period (includes undistributed net investment income of $(28,578) and $3,834,127, respectively)	$580,280,113	$529,046,993

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Asia Pacific Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert.

8        Invesco Asia Pacific Growth Fund

Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

9        Invesco Asia Pacific Growth Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10        Invesco Asia Pacific Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $28,788.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $62,482 in front-end sales commissions from the sale of Class A shares and $78, $16,415 and $3,788 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11        Invesco Asia Pacific Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$11,086,084	$59,061,352	$—	$70,147,436

China	48,250,897	48,853,219	—	97,104,116

Hong Kong	10,967,249	29,047,851	—	40,015,100

Indonesia	—	51,429,059	—	51,429,059

Malaysia	30,713,948	11,613,677	—	42,327,625

Philippines	29,368,548	49,925,593	—	79,294,141

Singapore	—	22,877,148	—	22,877,148

South Korea	—	38,957,120	—	38,957,120

Taiwan	—	24,761,838	—	24,761,838

Thailand	36,200,724	20,227,658	—	56,428,382

United States	57,770,522	—	—	57,770,522

Total Investments	$224,357,972	$356,754,515	$—	$581,112,487

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

12        Invesco Asia Pacific Growth Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2011.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $13,546,249 and $48,185,932, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$179,717,859

Aggregate unrealized (depreciation) of investment securities	(12,931,565)

Net unrealized appreciation of investment securities	$166,786,294

Cost of investments for tax purposes is $414,326,193.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	1,651,080	$45,732,739	4,394,289	$132,259,271

Class B	30,341	797,604	183,714	5,229,772

Class C	190,084	4,922,171	971,523	27,533,484

Class Y	572,247	16,150,007	926,353	27,890,937

Issued as reinvestment of dividends:
Class A	1,123,515	28,885,555	202,721	6,022,831

Class B	90,171	2,185,470	14,079	396,192

Class C	228,199	5,506,442	26,920	753,756

Class Y	100,103	2,575,648	12,441	370,115

Automatic conversion of Class B shares to Class A shares:
Class A	96,054	2,681,043	132,714	3,941,506

Class B	(101,948)	(2,681,043)	(140,624)	(3,941,506)

Reacquired:(b)
Class A	(2,032,143)	(55,617,384)	(5,329,504)	(158,171,860)

Class B	(105,731)	(2,763,884)	(330,303)	(9,226,965)

Class C	(378,831)	(9,782,346)	(1,126,481)	(31,059,850)

Class Y	(447,174)	(12,255,687)	(748,469)	(22,531,540)

Net increase (decrease) in share activity	1,015,967	$26,336,335	(810,627)	$(20,533,857)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $10,710 and $59,864 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.

13        Invesco Asia Pacific Growth Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/12	$28.42	$0.03	$3.47	$3.50	$(0.27)	$(2.10)	$(2.37)	$29.55	13.55%	$426,049	1.56	%(e)	1.57	%(e)	0.20	%(e)	3%
Year ended 10/31/11	30.30	0.28	(1.68)	(1.40)	(0.23)	(0.25)	(0.48)	28.42	(4.67)	385,828	1.53		1.55		0.93		27
Year ended 10/31/10	22.23	0.23	8.12	8.35	(0.28)	—	(0.28)	30.30	37.97	429,596	1.60		1.61		0.91		25
Year ended 10/31/09	13.52	0.24	8.82	9.06	(0.35)	—	(0.35)	22.23	68.89	298,982	1.78		1.79		1.43		28
Year ended 10/31/08	35.16	0.34	(18.36)	(18.02)	(0.21)	(3.41)	(3.62)	13.52	(56.58)	189,403	1.67		1.68		1.34		25
Year ended 10/31/07	22.82	0.24	13.00	13.24	(0.10)	(0.80)	(0.90)	35.16	59.90	646,720	1.61		1.63		0.84		41

Class B
Six months ended 04/30/12	26.73	(0.07)	3.28	3.21	(0.03)	(2.10)	(2.13)	27.81	13.15	29,196	2.31	(e)	2.32	(e)	(0.55	)(e)	3
Year ended 10/31/11	28.58	0.05	(1.59)	(1.54)	(0.06)	(0.25)	(0.31)	26.73	(5.41)	30,394	2.28		2.30		0.18		27
Year ended 10/31/10	21.02	0.04	7.69	7.73	(0.17)	—	(0.17)	28.58	36.98	40,299	2.35		2.36		0.16		25
Year ended 10/31/09	12.65	0.11	8.37	8.48	(0.11)	—	(0.11)	21.02	67.63	35,178	2.53		2.54		0.68		28
Year ended 10/31/08	33.19	0.14	(17.23)	(17.09)	(0.04)	(3.41)	(3.45)	12.65	(56.91)	26,678	2.42		2.43		0.59		25
Year ended 10/31/07	21.65	0.02	12.32	12.34	—	(0.80)	(0.80)	33.19	58.70	92,295	2.36		2.38		0.09		41

Class C
Six months ended 04/30/12	26.60	(0.07)	3.26	3.19	(0.03)	(2.10)	(2.13)	27.66	13.14	81,127	2.31	(e)	2.32	(e)	(0.55	)(e)	3
Year ended 10/31/11	28.44	0.05	(1.58)	(1.53)	(0.06)	(0.25)	(0.31)	26.60	(5.41)	76,962	2.28		2.30		0.18		27
Year ended 10/31/10	20.92	0.04	7.65	7.69	(0.17)	—	(0.17)	28.44	36.97	85,918	2.35		2.36		0.16		25
Year ended 10/31/09	12.59	0.11	8.33	8.44	(0.11)	—	(0.11)	20.92	67.64	55,810	2.53		2.54		0.68		28
Year ended 10/31/08	33.06	0.14	(17.16)	(17.02)	(0.04)	(3.41)	(3.45)	12.59	(56.92)	37,630	2.42		2.43		0.59		25
Year ended 10/31/07	21.56	0.02	12.28	12.30	—	(0.80)	(0.80)	33.06	58.77	130,965	2.36		2.38		0.09		41

Class Y
Six months ended 04/30/12	28.52	0.06	3.48	3.54	(0.35)	(2.10)	(2.45)	29.61	13.69	43,909	1.31	(e)	1.32	(e)	0.45	(e)	3
Year ended 10/31/11	30.39	0.35	(1.68)	(1.33)	(0.29)	(0.25)	(0.54)	28.52	(4.43)	35,862	1.28		1.30		1.18		27
Year ended 10/31/10	22.28	0.30	8.14	8.44	(0.33)	—	(0.33)	30.39	38.31	32,436	1.35		1.36		1.16		25
Year ended 10/31/09	13.52	0.29	8.82	9.11	(0.35)	—	(0.35)	22.28	69.31	11,785	1.53		1.54		1.68		28
Year ended 10/31/08(f)	17.47	0.02	(3.97)	(3.95)	—	—	—	13.52	(22.61)	4,351	1.52	(g)	1.52	(g)	1.49	(g)	25

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $391,786, $29,411, $76,256 and $36,491 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

14        Invesco Asia Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,135.80	$8.28	$1,017.11	$7.82	1.56%

B	1,000.00	1,131.50	12.24	1,013.38	11.56	2.31

C	1,000.00	1,131.80	12.24	1,013.38	11.56	2.31

Y	1,000.00	1,137.30	6.96	1,018.35	6.57	1.31

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

15        Invesco Asia Pacific Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
      Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
      Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

APG-SAR-1     Invesco Distributors, Inc.

Invesco European Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: AEDAX ▪ B: AEDBX ▪ C: AEDCX ▪ R: AEDRX ▪ Y: AEDYX ▪ Investor: EGINX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.18%

Class B Shares	7.78

Class C Shares	7.77

Class R Shares	8.03

Class Y Shares	8.32

Investor Class Shares	8.18

MSCI EAFE Index▼ (Broad Market Index)	2.44

MSCI Europe Growth Index▼ (Style-Specific Index)	6.01

Lipper European Funds Index▼ (Peer Group Index)	7.02

Source: ▼Lipper Inc.
The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI Europe Growth Index is an unmanaged index considered representative of European growth stocks.
     The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco European Growth Fund

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (11/3/97)	10.78%

10 Years	9.36

5 Years	-3.34

1 Year	-11.33

Class B Shares

Inception (11/3/97)	10.79%

10 Years	9.37

5 Years	-3.28

1 Year	-11.43

Class C Shares

Inception (11/3/97)	10.43%

10 Years	9.19

5 Years	-2.96

1 Year	-7.78

Class R Shares

10 Years	9.74%

5 Years	-2.48

1 Year	-6.41

Class Y Shares

10 Years	10.08%

5 Years	-2.06

1 Year	-5.93

Investor Class Shares

10 Years	10.01%

5 Years	-2.21

1 Year	-6.17

Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/3/97)	10.91%

10 Years	9.63

5 Years	-2.24

1 Year	-3.35

Class B Shares

Inception (11/3/97)	10.92%

10 Years	9.63

5 Years	-2.19

1 Year	-3.42

Class C Shares

Inception (11/3/97)	10.56%

10 Years	9.46

5 Years	-1.87

1 Year	0.54

Class R Shares

10 Years	10.01%

5 Years	-1.37

1 Year	2.02

Class Y Shares

10 Years	10.35%

5 Years	-0.95

1 Year	2.56

Investor Class Shares

10 Years	10.28%

5 Years	-1.11

1 Year	2.30

be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Investor Class shares was 1.45%, 2.20%, 2.20%, 1.70%, 1.20% and 1.39%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares, Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco European Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth — while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically — and certainly without advance notice — depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco European Growth Fund

Schedule of Investments

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.81%
Austria–1.00%
Andritz AG	157,282	$8,233,242

Belgium–3.02%
Anheuser-Busch InBev N.V.	275,221	19,882,294

S.A. D’Ieteren N.V.	112,885	4,979,622

		24,861,916

Denmark–1.32%
Novo Nordisk A.S.–Class B	73,733	10,857,391

France–7.46%
BNP Paribas S.A.	143,330	5,759,052

Cap Gemini S.A.	155,465	6,069,635

Cie Generale des Etablissements Michelin	79,796	5,960,317

Danone S.A.	160,231	11,274,700

Faurecia	235,408	5,061,304

Publicis Groupe S.A.	167,071	8,617,379

SA des Ciments Vicat (Vicat)	120,940	6,955,286

Schneider Electric S.A.	99,689	6,125,111

Total S.A.	117,423	5,623,251

		61,446,035

Germany–6.13%
Brenntag AG	40,878	5,092,540

Deutsche Boerse AG(a)	119,315	7,492,096

Fresenius Medical Care AG & Co. KGaA	141,770	10,065,777

SAP AG	206,604	13,700,769

Wirecard AG	761,133	14,107,296

		50,458,478

Greece–0.42%
Jumbo S.A.	716,646	3,481,977

Ireland–4.94%
DCC PLC	494,412	12,501,944

Paddy Power PLC	274,275	17,901,455

WPP PLC	760,802	10,293,173

		40,696,572

Italy–0.34%
Ansaldo STS S.p.A.	319,249	2,819,101

Netherlands–2.95%
Aalberts Industries N.V.	208,593	4,005,647

Koninklijke Ahold N.V.	458,224	5,812,851

Unilever N.V.	289,429	9,912,739

VimpelCom Ltd.–ADR	444,629	4,530,770

		24,262,007

Norway–4.18%
Prosafe S.E.	2,304,988	17,986,004

TGS Nopec Geophysical Co. A.S.A.	565,823	16,433,281

		34,419,285

Russia–0.83%
Gazprom OAO–ADR	595,285	6,869,589

Spain–1.22%
Construcciones y Auxiliar de Ferrocarriles S.A.	7,539	4,026,787

Prosegur, Compania de Seguridad S.A.	105,356	6,017,202

		10,043,989

Sweden–5.04%
Intrum Justitia A.B.	810,101	12,295,993

Investment A.B. Kinnevik–Class B	403,826	8,214,612

Swedbank AB–Class A	576,007	9,539,974

Telefonaktiebolaget LM Ericsson–Class B	651,005	6,451,829

Volvo A.B.–Class B	358,896	4,977,471

		41,479,879

Switzerland–12.62%
ABB Ltd.(a)	379,939	6,924,728

Aryzta AG(a)	449,957	22,658,992

Dufry AG	132,312	17,947,777

Julius Baer Group Ltd.(a)	210,230	8,050,129

Nestle S.A.	204,581	12,534,109

Novartis AG	244,003	13,457,135

Roche Holding AG	58,588	10,704,011

Syngenta AG	33,130	11,603,715

		103,880,596

Turkey–3.02%
Haci Omer Sabanci Holding A.S.	3,826,299	15,903,879

Tupras-Turkiye Petrol Rafinerileri A.S.	427,216	8,939,851

		24,843,730

United Kingdom–35.32%
Amlin PLC	2,260,983	12,103,751

Balfour Beatty PLC	2,383,493	10,097,792

BG Group PLC	545,727	12,848,878

British American Tobacco PLC	321,997	16,536,183

Bunzl PLC	855,948	14,213,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco European Growth Fund

	Shares	Value

United Kingdom–(continued)

Centrica PLC	1,627,987	$8,109,981

Chemring Group PLC	1,447,825	7,673,108

Compass Group PLC	1,911,736	19,984,156

GlaxoSmithKline PLC	240,208	5,556,155

Homeserve PLC	2,334,195	9,566,885

IG Group Holdings PLC	2,002,117	15,046,742

Imperial Tobacco Group PLC	435,860	17,432,503

Informa PLC	2,591,598	17,440,903

International Power PLC	514,375	3,481,673

Kingfisher PLC	2,271,270	10,709,937

Lancashire Holdings Ltd.	697,863	9,118,808

Micro Focus International PLC	1,286,386	9,722,016

Mitie Group PLC	1,898,610	8,989,680

Next PLC	233,536	11,103,125

Reed Elsevier PLC	1,400,123	11,581,892

Royal Dutch Shell PLC–Class B	360,177	13,169,292

Shire PLC	129,071	4,211,112

Smiths Group PLC	491,182	8,530,967

Tesco PLC	636,452	3,278,508

UBM PLC	603,966	5,779,208

Ultra Electronics Holdings PLC	504,333	13,798,661

Vodafone Group PLC	1,494,824	4,147,327

William Hill PLC	1,439,895	6,576,987

		290,809,534

Total Common Stocks & Other Equity Interests (Cost $559,950,984)		739,463,321

Preferred Stocks–1.32%
Germany–1.32%
Volkswagen AG -1.60% Pfd. (Cost $11,069,281)	57,587	10,909,862

Money Market Funds–7.84%
Liquid Assets Portfolio–Institutional Class(b)	32,282,270	32,282,270

Premier Portfolio–Institutional Class(b)	32,282,270	32,282,270

Total Money Market Funds (Cost $64,564,540)		64,564,540

TOTAL INVESTMENTS–98.97% (Cost $635,584,805)		814,937,723

OTHER ASSETS LESS LIABILITIES–1.03%		8,455,137

NET ASSETS–100.00%		$823,392,860

Investment Abbreviations:

ADR	– American Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Consumer Discretionary	20.4%

Industrials	17.7

Consumer Staples	14.5

Financials	11.1

Energy	9.9

Health Care	6.7

Information Technology	6.1

Materials	2.3

Utilities	1.4

Telecommunication Services	1.0

Money Market Funds Plus Other Assets Less Liabilities	8.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco European Growth Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $571,020,265)	$750,373,183

Investments in affiliated money market funds, at value and cost	64,564,540

Total investments, at value (Cost $635,584,805)	814,937,723

Foreign currencies, at value (Cost $284,846)	285,261

Receivable for:
Investments sold	2,549,224

Fund shares sold	1,196,847

Dividends	6,322,951

Investment for trustee deferred compensation and retirement plans	61,201

Other assets	36,241

Total assets	825,389,448

Liabilities:
Payable for:
Fund shares reacquired	1,206,571

Accrued fees to affiliates	452,354

Accrued other operating expenses	153,287

Trustee deferred compensation and retirement plans	184,376

Total liabilities	1,996,588

Net assets applicable to shares outstanding	$823,392,860

Net assets consist of:
Shares of beneficial interest	$642,625,696

Undistributed net investment income	6,133,254

Undistributed net realized gain (loss)	(4,840,189)

Unrealized appreciation	179,474,099

$823,392,860

Net Assets:
Class A	$364,253,406

Class B	$17,799,794

Class C	$39,047,961

Class R	$14,047,289

Class Y	$233,002,669

Investor Class	$155,241,741

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	11,549,299

Class B	598,088

Class C	1,310,793

Class R	446,343

Class Y	7,380,698

Investor Class	4,934,628

Class A:
Net asset value per share	$31.54

Maximum offering price per share
(Net asset value of $31.54 divided by 94.50%)	$33.38

Class B:
Net asset value and offering price per share	$29.76

Class C:
Net asset value and offering price per share	$29.79

Class R:
Net asset value and offering price per share	$31.47

Class Y:
Net asset value and offering price per share	$31.57

Investor Class:
Net asset value and offering price per share	$31.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco European Growth Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $806,702)	$15,044,968

Dividends from affiliated money market funds	31,501

Total investment income	15,076,469

Expenses:
Advisory fees	3,572,642

Administrative services fees	115,289

Custodian fees	131,147

Distribution fees:
Class A	438,858

Class B	95,565

Class C	192,310

Class R	34,478

Investor Class	182,050

Transfer agent fees	784,719

Trustees’ and officers’ fees and benefits	38,301

Other	152,803

Total expenses	5,738,162

Less: Fees waived and expense offset arrangement(s)	(32,447)

Net expenses	5,705,715

Net investment income	9,370,754

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	20,248,259

Foreign currencies	(174,164)

20,074,095

Change in net unrealized appreciation of:
Investment securities	31,516,842

Foreign currencies	32,570

31,549,412

Net realized and unrealized gain	51,623,507

Net increase in net assets resulting from operations	$60,994,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco European Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income	$9,370,754	$16,759,973

Net realized gain	20,074,095	25,787,812

Change in net unrealized appreciation (depreciation)	31,549,412	(52,114,552)

Net increase (decrease) in net assets resulting from operations	60,994,261	(9,566,767)

Distributions to shareholders from net investment income:
Class A	(11,239,209)	(5,034,945)

Class B	(459,400)	(144,732)

Class C	(883,408)	(253,785)

Class R	(411,620)	(166,534)

Class Y	(7,626,755)	(2,800,684)

Investor Class	(4,892,756)	(2,105,390)

Total distributions from net investment income	(25,513,148)	(10,506,070)

Share transactions-net:
Class A	(15,061,524)	(61,449,648)

Class B	(4,275,026)	(10,292,445)

Class C	(3,995,095)	(14,798,478)

Class R	(1,457,494)	(2,323,285)

Class Y	8,542,720	31,068,314

Investor Class	(5,528,288)	(17,836,532)

Net increase (decrease) in net assets resulting from share transactions	(21,774,707)	(75,632,074)

Net increase (decrease) in net assets	13,706,406	(95,704,911)

Net assets:
Beginning of period	809,686,454	905,391,365

End of period (includes undistributed net investment income of $6,133,254 and $22,275,648, respectively)	$823,392,860	$809,686,454

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

9        Invesco European Growth Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

10        Invesco European Growth Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco European Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $30,605.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $13,674 in front-end sales commissions from the sale of Class A shares and $2, $19,088 and $670 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12        Invesco European Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$8,233,242	$—	$—	$8,233,242

Belgium	4,979,622	19,882,294	—	24,861,916

Denmark	—	10,857,391	—	10,857,391

France	55,822,784	5,623,251	—	61,446,035

Germany	61,368,340	—	—	61,368,340

Greece	3,481,977	—	—	3,481,977

Ireland	40,696,572	—	—	40,696,572

Italy	2,819,101	—	—	2,819,101

Netherlands	24,262,007	—	—	24,262,007

Norway	17,986,004	16,433,281	—	34,419,285

Russia	6,869,589	—	—	6,869,589

Spain	10,043,989	—	—	10,043,989

Sweden	41,479,879	—	—	41,479,879

Switzerland	92,276,881	11,603,715	—	103,880,596

Turkey	15,903,879	8,939,851	—	24,843,730

United Kingdom	231,576,179	59,233,355	—	290,809,534

United States	64,564,540	—	—	64,564,540

	$682,364,585	$132,573,138	$—	$814,937,723

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,842.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13        Invesco European Growth Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$24,716,831

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $24,070,485 and $91,829,576, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$218,550,491

Aggregate unrealized (depreciation) of investment securities	(39,395,027)

Net unrealized appreciation of investment securities	$179,155,464

Cost of investments for tax purposes is $635,782,259.

14        Invesco European Growth Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	513,408	$15,514,736	883,072	$27,902,997

Class B	5,306	149,590	27,790	832,775

Class C	51,845	1,480,241	106,525	3,115,796

Class R	65,827	1,990,186	135,473	4,262,417

Class Y	1,422,547	42,251,978	3,120,034	98,847,706

Investor Class	134,904	4,081,380	191,023	5,976,110

Issued as reinvestment of dividends:
Class A	357,870	10,163,502	159,206	4,809,610

Class B	16,360	439,761	4,949	141,239

Class C	28,397	764,153	8,294	236,949

Class R	14,430	409,395	5,495	165,684

Class Y	260,085	7,386,427	90,823	2,746,476

Investor Class	165,959	4,701,609	68,022	2,050,194

Automatic conversion of Class B shares to Class A shares:
Class A	65,131	1,956,717	155,232	4,903,561

Class B	(69,007)	(1,956,717)	(164,909)	(4,903,561)

Reacquired:(b)
Class A	(1,433,691)	(42,696,479)	(3,213,924)	(99,065,816)

Class B	(103,689)	(2,907,660)	(217,027)	(6,362,898)

Class C	(221,180)	(6,239,489)	(619,520)	(18,151,223)

Class R	(131,012)	(3,857,075)	(216,755)	(6,751,386)

Class Y	(1,440,398)	(41,095,685)	(2,251,650)	(70,525,868)

Investor Class	(483,247)	(14,311,277)	(834,210)	(25,862,836)

Net increase (decrease) in share activity	(780,155)	$(21,774,707)	(2,562,057)	$(75,632,074)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Net of redemption fees of $615 and $33,488 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2012 and year ended October 31, 2011, respectively.

15        Invesco European Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

													Ratio of		Ratio of
			Net gains										expenses		expenses
			(losses) on										to average		to average net		Ratio of net
	Net asset		securities			Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both		Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and		investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)		operations	income	gains	distributions	of period(b)	return(c)		(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/12	$30.13	$0.35	$2.01		$2.36	$(0.95)	$—	$(0.95)	$31.54	8.18%		$364,253	1.46	%(e)	1.47	%(e)	2.37	%(e)	7%
Year ended 10/31/11	30.81	0.58	(0.89	)(f)	(0.31)	(0.37)	—	(0.37)	30.13	(1.02	)(f)	362,913	1.44		1.45		1.84		21
Year ended 10/31/10	26.66	0.29	4.23		4.52	(0.37)	—	(0.37)	30.81	17.12		433,347	1.50		1.51		1.07		25
Year ended 10/31/09	22.86	0.32	5.64		5.96	(0.78)	(1.38)	(2.16)	26.66	29.54		443,525	1.64		1.65		1.48		21
Year ended 10/31/08	49.22	0.63	(23.02)		(22.39)	(0.58)	(3.39)	(3.97)	22.86	(49.17)		426,609	1.49		1.50		1.66		18
Year ended 10/31/07	39.83	0.56	11.52		12.08	(0.31)	(2.38)	(2.69)	49.22	31.84		1,095,988	1.47		1.49		1.28		20

Class B
Six months ended 04/30/12	28.27	0.23	1.90		2.13	(0.64)	—	(0.64)	29.76	7.78		17,800	2.21	(e)	2.22	(e)	1.62	(e)	7
Year ended 10/31/11	28.92	0.32	(0.84	)(f)	(0.52)	(0.13)	—	(0.13)	28.27	(1.78	)(f)	21,177	2.19		2.20		1.09		21
Year ended 10/31/10	25.06	0.08	3.97		4.05	(0.19)	—	(0.19)	28.92	16.24		31,767	2.25		2.26		0.32		25
Year ended 10/31/09	21.37	0.15	5.33		5.48	(0.41)	(1.38)	(1.79)	25.06	28.60		39,459	2.39		2.40		0.73		21
Year ended 10/31/08	46.29	0.33	(21.59)		(21.26)	(0.27)	(3.39)	(3.66)	21.37	(49.56)		48,021	2.24		2.25		0.91		18
Year ended 10/31/07	37.63	0.22	10.87		11.09	(0.05)	(2.38)	(2.43)	46.29	30.87		177,053	2.22		2.24		0.53		20

Class C
Six months ended 04/30/12	28.30	0.23	1.90		2.13	(0.64)	—	(0.64)	29.79	7.77		39,048	2.21	(e)	2.22	(e)	1.62	(e)	7
Year ended 10/31/11	28.95	0.32	(0.84	)(f)	(0.52)	(0.13)	—	(0.13)	28.30	(1.78	)(f)	41,078	2.19		2.20		1.09		21
Year ended 10/31/10	25.08	0.08	3.98		4.06	(0.19)	—	(0.19)	28.95	16.27		56,637	2.25		2.26		0.32		25
Year ended 10/31/09	21.39	0.15	5.33		5.48	(0.41)	(1.38)	(1.79)	25.08	28.57		59,971	2.39		2.40		0.73		21
Year ended 10/31/08	46.31	0.33	(21.59)		(21.26)	(0.27)	(3.39)	(3.66)	21.39	(49.53)		65,252	2.24		2.25		0.91		18
Year ended 10/31/07	37.65	0.22	10.87		11.09	(0.05)	(2.38)	(2.43)	46.31	30.84		182,178	2.22		2.24		0.53		20

Class R
Six months ended 04/30/12	30.00	0.32	2.00		2.32	(0.85)	—	(0.85)	31.47	8.03		14,047	1.71	(e)	1.72	(e)	2.12	(e)	7
Year ended 10/31/11	30.68	0.50	(0.89	)(f)	(0.39)	(0.29)	—	(0.29)	30.00	(1.28	)(f)	14,911	1.69		1.70		1.59		21
Year ended 10/31/10	26.56	0.22	4.21		4.43	(0.31)	—	(0.31)	30.68	16.82		17,578	1.75		1.76		0.82		25
Year ended 10/31/09	22.70	0.27	5.63		5.90	(0.66)	(1.38)	(2.04)	26.56	29.24		16,933	1.89		1.90		1.23		21
Year ended 10/31/08	48.90	0.53	(22.86)		(22.33)	(0.48)	(3.39)	(3.87)	22.70	(49.28)		14,030	1.74		1.75		1.41		18
Year ended 10/31/07	39.60	0.45	11.45		11.90	(0.22)	(2.38)	(2.60)	48.90	31.53		25,129	1.72		1.74		1.03		20

Class Y
Six months ended 04/30/12	30.22	0.39	2.01		2.40	(1.05)	—	(1.05)	31.57	8.32		233,003	1.21	(e)	1.22	(e)	2.62	(e)	7
Year ended 10/31/11	30.91	0.66	(0.91	)(f)	(0.25)	(0.44)	—	(0.44)	30.22	(0.80	)(f)	215,716	1.19		1.20		2.09		21
Year ended 10/31/10	26.73	0.36	4.25		4.61	(0.43)	—	(0.43)	30.91	17.44		190,994	1.25		1.26		1.32		25
Year ended 10/31/09	22.87	0.42	5.61		6.03	(0.79)	(1.38)	(2.17)	26.73	29.84		84,793	1.39		1.40		1.73		21
Year ended 10/31/08(g)	28.09	0.03	(5.25)		(5.22)	—	—	—	22.87	(18.58)		5,177	1.34	(h)	1.35	(h)	1.81	(h)	18

Investor Class
Six months ended 04/30/12	30.07	0.35	2.01		2.36	(0.97)	—	(0.97)	31.46	8.21		155,242	1.45	(e)	1.46	(e)	2.38	(e)	7
Year ended 10/31/11	30.76	0.60	(0.92	)(f)	(0.32)	(0.37)	—	(0.37)	30.07	(1.03	)(f)	153,892	1.38		1.39		1.90		21
Year ended 10/31/10	26.61	0.30	4.22		4.52	(0.37)	—	(0.37)	30.76	17.16		175,069	1.47		1.48		1.10		25
Year ended 10/31/09	22.83	0.32	5.64		5.96	(0.80)	(1.38)	(2.18)	26.61	29.58		178,106	1.64		1.65		1.48		21
Year ended 10/31/08	49.14	0.64	(22.98)		(22.34)	(0.58)	(3.39)	(3.97)	22.83	(49.14)		155,205	1.47		1.48		1.69		18
Year ended 10/31/07	39.78	0.56	11.50		12.06	(0.32)	(2.38)	(2.70)	49.14	31.80		376,835	1.47		1.49		1.28		20

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $353,016, $19,218, $38,673, $13,867, $215,297 and $150,555 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, Net gains on securities (both realized and unrealized) per share, for the year ended October 31, 2011, would have been $(1.11), $(1.06), $(1.06), $(1.11), $(1.13) and $(1.14) for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively, and total returns would have been lower.
(g)	Commencement date of October 3, 2008.
(h)	Annualized.

16        Invesco European Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,081.80	$7.56	$1,017.60	$7.32	1.46%

B	1,000.00	1,077.80	11.42	1,013.87	11.07	2.21

C	1,000.00	1,077.70	11.42	1,013.87	11.07	2.21

R	1,000.00	1,080.30	8.84	1,016.36	8.57	1.71

Y	1,000.00	1,083.20	6.27	1,018.85	6.07	1.21

Investor	1,000.00	1,081.80	7.51	1,017.65	7.27	1.45

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17        Invesco European Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

EGR-SAR-1       Invesco Distributors, Inc.

Invesco Global Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: AGGAX ▪ B: AGGBX ▪ C: AGGCX ▪ Y: AGGYX ▪ Institutional: GGAIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.42%

Class B Shares	8.02

Class C Shares	8.07

Class Y Shares*	8.61

Institutional Class Shares	8.69

MSCI World Index▼(Broad Market Index)	7.54

MSCI World Growth Index▼(Style-Specific Index)	8.99

Lipper Global Large-Cap Growth Funds Index▼(Peer Group Index)	9.84

Source(s): ▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The MSCI World Growth Index is an unmanaged index considered representative of growth stocks of developed countries.
     The Lipper Global Large-Cap Growth Funds Index is an unmanaged index considered representative of global large-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (9/15/94)	5.78%

10 Years	4.51

5 Years	-2.23

1 Year	-8.70

Class B Shares

Inception (9/15/94)	5.86%

10 Years	4.55

5 Years	-2.25

1 Year	-8.89

Class C Shares

Inception (8/4/97)	2.53%

10 Years	4.40

5 Years	-1.86

1 Year	-5.01

Class Y Shares

10 Years	5.20%

5 Years	-0.93

1 Year	-3.12

Institutional Class Shares

10 Years	5.39%

5 Years	-0.58

1 Year	-2.89

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (9/15/94)	5.84%

10 Years	4.35

5 Years	-1.23

1 Year	-3.38

Class B Shares

Inception (9/15/94)	5.92%

10 Years	4.39

5 Years	-1.25

1 Year	-3.52

Class C Shares

Inception (8/4/97)	2.58%

10 Years	4.23

5 Years	-0.86

1 Year	-0.53

Class Y Shares

10 Years	5.04%

5 Years	0.08

1 Year	2.54

Institutional Class Shares

10 Years	5.22%

5 Years	0.43

1 Year	2.74

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
    Institutional Class shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.56%, 2.31%, 2.31%, 1.31% and 1.07%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2	Invesco Global Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth — while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically — and certainly without advance notice — depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Global Growth Fund

Schedule of Investments

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.35%
Australia–4.43%
BHP Billiton Ltd.	133,247	$4,947,087

Brambles Ltd.	417,844	3,143,553

CSL Ltd.	46,953	1,789,651

WorleyParsons Ltd.	156,859	4,617,823

		14,498,114

Belgium–1.99%
Anheuser-Busch InBev N.V.	90,377	6,528,943

Brazil–2.16%
Banco Bradesco S.A.–ADR	282,658	4,531,008

Cielo S.A.	84,560	2,541,016

		7,072,024

Canada–2.47%
CGI Group Inc.–Class A(a)	121,789	2,733,410

Potash Corp. of Saskatchewan Inc.	49,041	2,085,161

Suncor Energy, Inc.	99,477	3,286,024

		8,104,595

China–1.47%
Industrial & Commercial Bank of China Ltd.–Class H	6,240,000	4,147,019

NetEase.com Inc.–ADR(a)	10,844	654,110

		4,801,129

Denmark–0.95%
Novo Nordisk A.S.–Class B	21,197	3,121,318

France–5.13%
BNP Paribas S.A.	50,783	2,040,479

Cap Gemini S.A.	61,040	2,383,112

Cie Generale des Etablissements Michelin	26,998	2,016,600

Danone S.A.	51,756	3,641,826

L’Oreal S.A.	18,350	2,208,042

Publicis Groupe S.A.	41,379	2,134,293

Schneider Electric S.A.	38,799	2,383,896

		16,808,248

Germany–4.06%
Adidas AG	67,399	5,621,461

Fresenius Medical Care AG & Co. KGaA	39,910	2,833,640

SAP AG	72,872	4,832,445

		13,287,546

Hong Kong–1.82%
China Mobile Ltd.	178,000	1,971,889

Galaxy Entertainment Group Ltd.(a)	568,000	1,765,847

Hutchison Whampoa Ltd.	233,000	2,230,763

		5,968,499

Ireland–4.40%
Accenture PLC–Class A	74,600	4,845,270

Cooper Industries PLC	42,923	2,685,692

Ingersoll-Rand PLC	54,179	2,303,691

WPP PLC	338,776	4,583,427

		14,418,080

Israel–1.99%
Teva Pharmaceutical Industries Ltd.–ADR	142,462	6,516,212

Japan–6.64%
Canon Inc.	117,100	5,302,775

Fanuc Corp.	13,700	2,327,201

Keyence Corp.	14,500	3,417,886

Komatsu Ltd.	78,000	2,255,938

Nidec Corp.	23,300	2,090,984

Toyota Motor Corp.	51,400	2,099,629

Yamada Denki Co., Ltd.	65,570	4,255,558

		21,749,971

Mexico–2.22%
America Movil S.A.B de C.V.–Series L–ADR	146,405	3,901,693

Grupo Televisa S.A.B.–ADR	153,073	3,363,014

		7,264,707

Netherlands–1.88%
Koninklijke Ahold N.V.	111,206	1,410,716

Unilever N.V.	138,782	4,753,185

		6,163,901

Russia–0.71%
Gazprom OAO–ADR	200,472	2,313,447

Singapore–0.74%
United Overseas Bank Ltd.	156,000	2,418,904

South Korea–1.98%
Hyundai Mobis	13,631	3,680,892

NHN Corp.	12,341	2,788,627

		6,469,519

Spain–1.17%
Amadeus IT Holding S.A.–Class A	187,452	3,831,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Global Growth Fund

	Shares	Value

Sweden–2.47%
Swedbank AB–Class A	180,158	$2,983,823

Telefonaktiebolaget LM Ericsson–Class B	315,338	3,125,178

Volvo AB–Class B	143,876	1,995,393

		8,104,394

Switzerland–6.37%
ABB Ltd.(a)	146,700	2,673,739

Julius Baer Group Ltd.(a)	74,142	2,839,046

Nestle S.A.	41,608	2,549,206

Novartis AG	76,549	4,221,793

Roche Holding AG	22,673	4,142,351

Syngenta AG	12,657	4,433,089

		20,859,224

Taiwan–1.04%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,147,428	3,394,419

United Kingdom–13.53%
BG Group PLC	169,126	3,981,990

British American Tobacco PLC	58,752	3,017,214

Centrica PLC	453,844	2,260,869

Compass Group PLC	480,295	5,020,719

GlaxoSmithKline PLC	71,606	1,656,290

Imperial Tobacco Group PLC	169,835	6,792,661

Kingfisher PLC	858,211	4,046,805

Next PLC	84,804	4,031,881

Reed Elsevier PLC	527,063	4,359,893

Royal Dutch Shell PLC–Class B	115,315	4,216,307

Smith & Nephew PLC	257,998	2,539,915

Tesco PLC	247,579	1,275,335

Vodafone Group PLC	400,752	1,111,870

		44,311,749

United States–25.73%
Amazon.com, Inc.(a)	8,250	1,913,175

Amphenol Corp.–Class A	33,890	1,970,365

Apple Inc.	20,145	11,769,515

Broadcom Corp.–Class A(a)	46,005	1,683,783

Cameron International Corp.(a)	66,359	3,400,899

Cardinal Health, Inc.	89,181	3,769,681

Celgene Corp.(a)	10,362	755,597

Chubb Corp. (The)	27,239	1,990,354

Cisco Systems, Inc.	80,123	1,614,479

Comcast Corp.–Class A	153,455	4,654,290

Costco Wholesale Corp.	27,946	2,463,999

Deckers Outdoor Corp.(a)	30,631	1,562,487

DIRECTV–Class A(a)	84,736	4,174,943

EMC Corp.(a)	89,177	2,515,683

Express Scripts Holding Co.(a)	39,914	2,226,802

Exxon Mobil Corp.	19,203	1,657,987

Gilead Sciences, Inc.(a)	81,566	4,242,248

Google Inc.–Class A(a)	7,471	4,521,673

Home Depot, Inc. (The)	43,405	2,247,945

JPMorgan Chase & Co.	45,628	1,961,091

Macy’s, Inc.	70,867	2,906,964

Microsoft Corp.	157,014	5,027,588

Mosaic Co. (The)	36,747	1,940,977

Occidental Petroleum Corp.	42,313	3,859,792

Scripps Networks Interactive–Class A	55,806	2,802,577

UnitedHealth Group Inc.	95,816	5,380,068

Visa Inc.–Class A	10,339	1,271,490

		84,286,452

Total Common Stocks & Other Equity Interests (Cost $259,770,020)		312,293,104

Preferred Stocks–1.22%
Germany–1.22%
Volkswagen AG–Pfd. (Cost $3,787,723)	21,022	3,982,620

Money Market Funds–2.08%
Liquid Assets Portfolio–Institutional Class(b)	3,409,490	3,409,490

Premier Portfolio–Institutional Class(b)	3,409,490	3,409,490

Total Money Market Funds (Cost $6,818,980)		6,818,980

TOTAL INVESTMENTS–98.65% (Cost $270,376,723)		323,094,704

OTHER ASSETS LESS LIABILITIES–1.35%		4,411,905

NET ASSETS–100.00%		$327,506,609

Investment Abbreviations:

ADR	– American Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Growth Fund

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Consumer Discretionary	21.8%

Information Technology	21.4

Health Care	13.2

Consumer Staples	10.6

Energy	8.3

Industrials	7.4

Financials	7.0

Materials	4.1

Telecommunication Services	2.1

Utilities	0.7

Money Market Funds Plus Other Assets Less Liabilities	3.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Growth Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $263,557,743)	$316,275,724

Investments in affiliated money market funds, at value and cost	6,818,980

Total investments, at value (Cost $270,376,723)	323,094,704

Foreign currencies, at value (Cost $495,840)	495,804

Receivable for:
Investments sold	4,658,885

Fund shares sold	788,839

Dividends	1,294,038

Fund expenses absorbed	49,430

Investment for trustee deferred compensation and retirement plans	63,349

Other assets	39,490

Total assets	330,484,539

Liabilities:
Payable for:
Investments purchased	1,696,780

Fund shares reacquired	779,838

Accrued fees to affiliates	311,807

Accrued other operating expenses	63,717

Trustee deferred compensation and retirement plans	125,788

Total liabilities	2,977,930

Net assets applicable to shares outstanding	$327,506,609

Net assets consist of:
Shares of beneficial interest	$282,406,138

Undistributed net investment income	1,094,904

Undistributed net realized gain (loss)	(8,730,256)

Unrealized appreciation	52,735,823

$327,506,609

Net Assets:
Class A	$290,787,721

Class B	$11,341,570

Class C	$22,591,402

Class Y	$2,416,193

Institutional Class	$369,723

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	12,129,346

Class B	504,263

Class C	1,004,166

Class Y	100,605

Institutional Class	15,477

Class A:
Net asset value per share	$23.97

Maximum offering price per share
(Net asset value of $23.97 divided by 94.50%)	$25.37

Class B:
Net asset value and offering price per share	$22.49

Class C:
Net asset value and offering price per share	$22.50

Class Y:
Net asset value and offering price per share	$24.02

Institutional Class:
Net asset value and offering price per share	$23.89

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Growth Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $247,536)	$3,310,641

Dividends from affiliated money market funds	7,672

Total investment income	3,318,313

Expenses:
Advisory fees	1,151,531

Administrative services fees	53,113

Custodian fees	31,631

Distribution fees:

Class A	319,491

Class B	58,030

Class C	96,760

Transfer agent fees — A, B, C and Y	517,914

Transfer agent fees — Institutional	32

Trustees’ and officers’ fees and benefits	17,497

Other	146,568

Total expenses	2,392,567

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(296,894)

Net expenses	2,095,673

Net investment income	1,222,640

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(336,211))	7,895,738

Foreign currencies	(151,677)

7,744,061

Change in net unrealized appreciation (depreciation) of:
Investment securities	23,432,203

Foreign currencies	(68,618)

23,363,585

Net realized and unrealized gain	31,107,646

Net increase in net assets resulting from operations	$32,330,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income	$1,222,640	$960,388

Net realized gain	7,744,061	14,294,101

Change in net unrealized appreciation (depreciation)	23,363,585	(13,359,246)

Net increase in net assets resulting from operations	32,330,286	1,895,243

Distributions to shareholders from net investment income:
Class A	(1,135,104)	(1,239,504)

Class Y	(13,183)	(11,973)

Institutional Class	(4,589)	(99)

Total distributions from net investment income	(1,152,876)	(1,251,576)

Share transactions–net:
Class A	77,726,887	(23,374,415)

Class B	(476,192)	(5,105,489)

Class C	9,419,849	(2,089,321)

Class Y	816,534	279,528

Institutional Class	37,822	277,310

Net increase (decrease) in net assets resulting from share transactions	87,524,900	(30,012,387)

Net increase (decrease) in net assets	118,702,310	(29,368,720)

Net assets:
Beginning of period	208,804,299	238,173,019

End of period (includes undistributed net investment income of $1,094,904 and $1,025,140, respectively)	$327,506,609	$208,804,299

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

9        Invesco Global Growth Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

10        Invesco Global Growth Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Global Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.80%

Next $250 million	0.78%

Next $500 million	0.76%

Next $1.5 billion	0.74%

Next $2.5 billion	0.72%

Next $2.5 billion	0.70%

Next $2.5 billion	0.68%

Over $10 billion	0.66%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective December 19, 2011, the Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.32%, 2.07%, 2.07%, 1.07% and 1.07%, respectively, of average daily net assets. Prior to December 19, 2011, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $8,179 and reimbursed class level expenses of $254,742, $11,567, $19,288 and $1,994 for Class A, Class B, Class C and Class Y shares, respectively.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $6,894 in front-end sales commissions from the sale of Class A shares and $0, $6,280 and $250 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12        Invesco Global Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$4,617,823	$9,880,291	$—	$14,498,114

Belgium	—	6,528,943	—	6,528,943

Brazil	7,072,024	—	—	7,072,024

Canada	8,104,595	—	—	8,104,595

China	654,110	4,147,019	—	4,801,129

Denmark	—	3,121,318	—	3,121,318

France	16,808,248	—	—	16,808,248

Germany	17,270,166	—	—	17,270,166

Hong Kong	1,971,889	3,996,610	—	5,968,499

Ireland	14,418,080	—	—	14,418,080

Israel	6,516,212	—	—	6,516,212

Japan	—	21,749,971	—	21,749,971

Mexico	7,264,707	—	—	7,264,707

Netherlands	6,163,901	—	—	6,163,901

Russia	2,313,447	—	—	2,313,447

Singapore	—	2,418,904	—	2,418,904

South Korea	—	6,469,519	—	6,469,519

Spain	3,831,709	—	—	3,831,709

Sweden	8,104,394	—	—	8,104,394

Switzerland	16,426,135	4,433,089	—	20,859,224

Taiwan	—	3,394,419	—	3,394,419

United Kingdom	31,606,465	12,705,284	—	44,311,749

United States	91,105,432	—	—	91,105,432

Total Investments	$244,249,337	$78,845,367	$—	$323,094,704

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2012, the Fund engaged in securities sales of $2,014,278, which resulted in net realized gains (losses) of $(336,211).

13        Invesco Global Growth Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,124.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$16,434,527

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $29,506,634 and $27,530,860, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$63,452,623

Aggregate unrealized (depreciation) of investment securities	(10,774,432)

Net unrealized appreciation of investment securities	$52,678,191

Cost of investments for tax purposes is $270,416,513.

14        Invesco Global Growth Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	200,412	$4,417,310	342,583	$7,944,364

Class B	2,408	70,736	29,878	643,525

Class C	17,783	471,921	60,024	1,291,118

Class Y	33,455	753,425	32,379	743,804

Institutional Class	3,023	67,154	14,129	293,317

Issued as reinvestment of dividends:
Class A	41,209	894,871	49,848	1,132,552

Class Y	542	11,768	476	10,826

Institutional Class	173	3,741	—	—

Issued in connection with acquisitions:(b)
Class A	4,430,742	92,331,215	—	—

Class B	117,982	2,312,153	—	—

Class C	569,039	11,161,203	—	—

Class Y	17,363	362,039	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	81,923	1,869,371	145,218	3,355,437

Class B	(88,634)	(1,869,371)	(154,699)	(3,355,437)

Reacquired:(c)
Class A	(958,248)	(21,785,880)	(1,551,991)	(35,806,768)

Class B	(44,926)	(989,710)	(109,720)	(2,393,577)

Class C	(103,061)	(2,213,275)	(156,604)	(3,380,439)

Class Y	(13,435)	(310,698)	(20,377)	(475,102)

Institutional Class	(1,415)	(33,073)	(818)	(16,007)

Net increase (decrease) in share activity	4,306,335	$87,524,900	(1,319,674)	$(30,012,387)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on December 19, 2011, the Fund acquired all the net assets of Invesco Global Advantage Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on November 28, 2011. The acquisition was accomplished by a tax-free exchange of 5,135,126 shares of the Fund for 10,335,183 shares outstanding of the Target Fund as of the close of business on December 16, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on December 16, 2011. The Target Fund’s net assets at that date of $106,166,610, including $5,789,863 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $193,640,137 and $299,806,747 immediately after the acquisition.
The pro forma results of operations for the six months ended April 30, 2012 assuming the reorganization had been completed on November 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$1,239,353

Net realized/unrealized gains	24,676,856

Change in net assets resulting from operations	$25,916,209

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since December 19, 2011.
(c)	Net of redemption fees of $496 and $1,643 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2012 and year ended October 31, 2011, respectively.

15        Invesco Global Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses) on						to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends				net assets		assets without		investment
	value,	investment	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/12	$22.26	$0.11	$1.74	$1.85	$(0.14)	$23.97	8.37%	$290,788	1.38	%(e)	1.58	%(e)	0.92	%(e)	13%
Year ended 10/31/11	22.30	0.12	(0.02)	0.10	(0.14)	22.26	0.41	185,484	1.62		1.63		0.50		28
Year ended 10/31/10	19.51	0.09	2.88	2.97	(0.18)	22.30	15.33	208,436	1.62		1.63		0.44		41
Year ended 10/31/09	16.56	0.14	3.05 (f)	3.19	(0.24)	19.51	19.62 (f)	204,605	1.79		1.80		0.83		40
Year ended 10/31/08	28.18	0.24	(11.80)	(11.56)	(0.06)	16.56	(41.11)	190,275	1.59		1.60		1.00		48
Year ended 10/31/07	22.94	0.12	5.22	5.34	(0.10)	28.18	23.35	355,538	1.53		1.57		0.47		38

Class B
Six months ended 04/30/12	20.83	0.02	1.64	1.66	—	22.49	8.02	11,342	2.13	(e)	2.33	(e)	0.17	(e)	13
Year ended 10/31/11	20.90	(0.05)	(0.02)	(0.07)	—	20.83	(0.33)	10,776	2.37		2.38		(0.25)		28
Year ended 10/31/10	18.29	(0.06)	2.71	2.65	(0.04)	20.90	14.53	15,713	2.37		2.38		(0.31)		41
Year ended 10/31/09	15.42	0.01	2.86 (f)	2.87	0.00	18.29	18.64 (f)	19,325	2.54		2.55		0.08		40
Year ended 10/31/08	26.37	0.06	(11.01)	(10.95)	—	15.42	(41.52)	25,426	2.34		2.35		0.25		48
Year ended 10/31/07	21.54	(0.07)	4.90	4.83	—	26.37	22.42	79,333	2.28		2.32		(0.28)		38

Class C
Six months ended 04/30/12	20.83	0.02	1.65	1.67	—	22.50	8.02	22,591	2.13	(e)	2.33	(e)	0.17	(e)	13
Year ended 10/31/11	20.90	(0.05)	(0.02)	(0.07)	—	20.83	(0.33)	10,838	2.37		2.38		(0.25)		28
Year ended 10/31/10	18.30	(0.06)	2.70	2.64	(0.04)	20.90	14.47	12,893	2.37		2.38		(0.31)		41
Year ended 10/31/09	15.42	0.01	2.87 (f)	2.88	0.00	18.30	18.71 (f)	13,192	2.54		2.55		0.08		40
Year ended 10/31/08	26.38	0.06	(11.02)	(10.96)	—	15.42	(41.55)	12,719	2.34		2.35		0.25		48
Year ended 10/31/07	21.55	(0.07)	4.90	4.83	—	26.38	22.41	27,878	2.28		2.32		(0.28)		38

Class Y
Six months ended 04/30/12	22.33	0.13	1.76	1.89	(0.20)	24.02	8.56	2,416	1.13	(e)	1.33	(e)	1.17	(e)	13
Year ended 10/31/11	22.37	0.17	(0.02)	0.15	(0.19)	22.33	0.66	1,400	1.37		1.38		0.75		28
Year ended 10/31/10	19.57	0.14	2.89	3.03	(0.23)	22.37	15.58	1,123	1.37		1.38		0.69		41
Year ended 10/31/09	16.57	0.19	3.05 (f)	3.24	(0.24)	19.57	19.93 (f)	1,395	1.54		1.55		1.08		40
Year ended 10/31/08(g)	19.00	0.01	(2.44)	(2.43)	—	16.57	(12.79)	821	1.45	(h)	1.46	(h)	1.14	(h)	48

Institutional Class
Six months ended 04/30/12	22.33	0.13	1.76	1.89	(0.33)	23.89	8.63	370	0.98	(e)	0.99	(e)	1.32	(e)	13
Year ended 10/31/11	22.37	0.28	(0.06)	0.22	(0.26)	22.33	0.95	306	0.82		0.83		1.30		28
Year ended 10/31/10	19.59	0.20	2.89	3.09	(0.31)	22.37	15.93	9	1.07		1.08		0.99		41
Year ended 10/31/09	16.65	0.26	3.05 (f)	3.31	(0.37)	19.59	20.49 (f)	1,013	1.07		1.08		1.55		40
Year ended 10/31/08	28.19	0.30	(11.77)	(11.47)	(0.07)	16.65	(40.79)	1,010	1.08		1.09		1.51		48
Year ended 10/31/07(g)	27.11	0.02	1.06	1.08	—	28.19	3.98	10	1.05	(h)	1.05	(h)	0.94	(h)	38

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $256,997, $11,670, $19,458, $2,012 and $339 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains (losses) on securities (both realized and unrealized) per share would have been $2.93, $2.74, $2.75, $2.93 and $2.93 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively and total returns would have been lower.
(g)	Commencement date for Class Y and Institutional Class shares was October 3, 2008 and September 28, 2007, respectively.
(h)	Annualized.

16        Invesco Global Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2,4]	(04/30/12)	Period[2,5]	Ratio[3]
A	$1,000.00	$1,068.20	$7.09	$1,018.01	$6.91	1.38%

B	1,000.00	1,066.40	10.93	1,014.28	10.66	2.13

C	1,000.00	1,066.30	10.94	1,014.27	10.67	2.13

Y	1,000.00	1,069.00	5.81	1,019.24	5.67	1.13

Institutional	1,000.00	1,069.40	5.04	1,019.99	4.92	0.98

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.
[3]	Effective December 19, 2011, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.32%, 2.07%, 2.07%, 1.07% and 0.98% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.32%, 2.07%, 2.07%, 1.07% and 0.98% for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
[4]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.78, $10.62, $10.63, $5.50 and $5.04 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
[5]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.61, $10.36, $10.37, $5.37 and $4.92 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.

17        Invesco Global Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

GLG-SAR-1       Invesco Distributors, Inc.

Invesco Global Small & Mid Cap Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: AGAAX ▪ B: AGABX ▪ C: AGACX ▪ Y: AGAYX ▪ Institutional: GAIIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.49%

Class B Shares	8.08

Class C Shares	8.08

Class Y Shares	8.60

Institutional Class Shares	8.76

MSCI World Index▼(Broad Market Index)	7.54

MSCI World Growth Index▼(Style-Specific Index)	8.99

Lipper Global Small/Mid-Cap Funds Category Average▼(Peer Group)	8.51

Source(s): ▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The MSCI World Growth Index is an unmanaged index considered representative of growth stocks of developed countries.
     The Lipper Global Small/Mid-Cap Funds Category Average represents an average of all of the funds in the Lipper Global Small/Mid-Cap Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (9/15/94)	7.89%

10 Years	7.94

5 Years	-1.60

1 Year	-12.50

Class B Shares

Inception (9/15/94)	7.96%

10 Years	7.99

5 Years	-1.50

1 Year	-12.34

Class C Shares

Inception (8/4/97)	4.67%

10 Years	7.82

5 Years	-1.21

1 Year	-8.94

Class Y Shares

10 Years	8.66%

5 Years	-0.28

1 Year	-7.18

Institutional Class Shares

10 Years	8.84%

5 Years	0.05

1 Year	-6.95

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (9/15/94)	7.94%

10 Years	7.92

5 Years	-0.73

1 Year	-7.15

Class B Shares

Inception (9/15/94)	8.02%

10 Years	7.97

5 Years	-0.62

1 Year	-6.98

Class C Shares

Inception (8/4/97)	4.72%

10 Years	7.81

5 Years	-0.34

1 Year	-3.37

Class Y Shares

10 Years	8.64%

5 Years	0.60

1 Year	-1.49

Institutional Class Shares

10 Years	8.81%

5 Years	0.92

1 Year	-1.27

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.41%, 2.16%, 2.16%, 1.16% and 0.92%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2	Invesco Global Small & Mid Cap Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth — while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically — and certainly without advance notice — depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.

3	Invesco Global Small & Mid Cap Growth Fund

Schedule of Investments

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.94%
Australia–1.14%
Computershare Ltd.	779,807	$6,810,377

Brazil–5.13%
CETIP S.A.	242,500	3,728,811

Cielo S.A.	663,256	19,930,735

Duratex S.A.	1,191,440	7,002,954

		30,662,500

Canada–9.57%
Astral Media Inc.–Class A	158,400	7,828,597

Celtic Exploration Ltd.(a)	299,763	4,394,177

Fairfax Financial Holdings Ltd.	20,671	8,474,943

MacDonald, Dettwiler and Associates Ltd.	77,012	3,497,427

Onex Corp.	302,723	12,022,498

Open Text Corp.(a)	102,645	5,754,687

Paramount Resources Ltd.–Class A(a)	296,410	8,002,890

Precision Drilling Corp.(a)	777,655	7,164,062

		57,139,281

China–3.11%
Anta Sports Products Ltd.	6,417,000	6,343,720

Lee & Man Paper Manufacturing Ltd.	11,737,000	5,473,945

NetEase.com Inc.–ADR(a)	111,803	6,743,957

		18,561,622

France–0.59%
Faurecia	163,450	3,514,197

Germany–1.63%
Brenntag AG	29,717	3,702,114

Deutsche Boerse AG	96,354	6,050,316

		9,752,430

Hong Kong–0.51%
Hongkong Land Holdings Ltd.	497,000	3,074,457

Indonesia–0.81%
PT Perusahaan Gas Negara Persero Tbk	13,276,500	4,841,114

Ireland–2.27%
Cooper Industries PLC	68,439	4,282,228

DCC PLC	366,961	9,279,156

		13,561,384

Israel–0.76%
Israel Chemicals Ltd.	397,000	4,542,693

Japan–3.21%
EXEDY Corp.	466,400	13,219,125

THK Co., Ltd.	298,500	5,949,161

		19,168,286

Mexico–1.18%
America Movil S.A.B de C.V.–Series L–ADR	264,384	7,045,834

Netherlands–1.28%
LyondellBasell Industries N.V.–Class A	92,875	3,880,317

VimpelCom Ltd.–ADR	370,246	3,772,807

		7,653,124

Philippines–5.63%
Ayala Corp.	2,612,489	26,575,656

Energy Development Corp.(b)	6,577,500	918,449

Energy Development Corp.	44,094,600	6,157,146

		33,651,251

Singapore–0.40%
Avago Technologies Ltd.	68,998	2,379,051

South Africa–2.74%
AngloGold Ashanti Ltd.–ADR	87,789	3,018,186

Naspers Ltd.–Class N	221,481	13,352,480

		16,370,666

South Korea–1.44%
NHN Corp.	38,058	8,599,755

Spain–0.79%
Prosegur, Compania de Seguridad S.A.	82,257	4,697,948

Sweden–1.00%
Investment A.B. Kinnevik–Class B	294,904	5,998,925

Switzerland–1.84%
Aryzta AG(a)	217,713	10,963,619

Thailand–2.52%
Siam Commercial Bank PCL	3,089,900	15,075,321

Turkey–2.51%
Haci Omer Sabanci Holding A.S.	1,770,697	7,359,841

Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	7,609,365

		14,969,206

United Kingdom–16.85%
African Barrick Gold Ltd.	737,597	4,301,782

Bunzl PLC	443,869	7,370,594

Chemring Group PLC	955,565	5,064,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United Kingdom–(continued)

Compass Group PLC	611,853	$6,395,949

Homeserve PLC	1,804,744	7,396,887

IG Group Holdings PLC	1,623,859	12,203,976

Informa PLC	1,662,227	11,186,434

International Power PLC	381,368	2,581,382

Lancashire Holdings Ltd.	637,330	8,327,838

Micro Focus International PLC	1,105,815	8,357,329

Shire PLC	123,205	4,019,726

Smiths Group PLC	396,534	6,887,098

UBM PLC	424,848	4,065,270

Ultra Electronics Holdings PLC	266,074	7,279,843

William Hill PLC	1,137,590	5,196,152

		100,634,514

United States–26.03%
Affiliated Managers Group, Inc.(a)	36,572	4,155,311

AGCO Corp.(a)	59,053	2,750,098

Agilent Technologies, Inc.	61,922	2,611,870

Albemarle Corp.	78,754	5,142,636

Allegheny Technologies, Inc.	36,804	1,580,364

American Eagle Outfitters, Inc.	85,514	1,540,107

Amphenol Corp.–Class A	69,373	4,033,346

Avnet, Inc.(a)	94,925	3,424,894

BE Aerospace, Inc.(a)	47,667	2,241,779

BioMarin Pharmaceutical Inc.(a)	76,816	2,665,515

Brookdale Senior Living Inc.(a)	123,745	2,352,393

Cameron International Corp.(a)	38,918	1,994,548

Chipotle Mexican Grill, Inc.(a)	7,556	3,129,317

Church & Dwight Co., Inc.	71,094	3,611,575

Cinemark Holdings, Inc.	192,126	4,411,213

Citrix Systems, Inc.(a)	49,012	4,195,917

Coach, Inc.	61,757	4,518,142

Cognizant Technology Solutions Corp.–Class A(a)	52,124	3,821,732

DaVita, Inc.(a)	51,514	4,563,110

Dick’s Sporting Goods, Inc.	88,627	4,484,526

Discover Financial Services	136,112	4,614,197

Dollar Tree, Inc.(a)	42,480	4,318,517

Endo Pharmaceuticals Holdings Inc.(a)	50,487	1,774,113

Express Scripts Holding Co.(a)	39,155	2,184,457

F5 Networks, Inc.(a)	25,378	3,398,876

Gardner Denver Inc.	32,944	2,145,972

Graco Inc.	43,007	2,292,703

HMS Holdings Corp.(a)	63,283	1,522,589

Intrepid Potash, Inc.(a)	62,971	1,564,829

Kansas City Southern	44,437	3,422,538

Lennox International Inc.	81,953	3,556,760

MasTec Inc.(a)	115,640	2,010,980

Medivation Inc.(a)	27,602	2,232,450

Michael Kors Holdings Ltd.(a)	90,103	4,115,004

Monster Beverage Corp.(a)	55,424	3,600,343

NetApp, Inc.(a)	39,505	1,533,979

NII Holdings Inc.(a)	131,332	1,837,991

Owens-Illinois, Inc.(a)	86,385	2,008,451

PetSmart, Inc.	42,883	2,498,364

Pioneer Natural Resources Co.	41,377	4,792,284

Polypore International, Inc.(a)	49,358	1,843,521

Robert Half International, Inc.	80,974	2,413,025

Salesforce.com, Inc.(a)	19,199	2,989,860

Starwood Hotels & Resorts Worldwide, Inc.	45,946	2,720,003

Tesla Motors, Inc.(a)	91,286	3,024,305

Triumph Group, Inc.	60,903	3,825,926

Ulta Salon, Cosmetics & Fragrance, Inc.	77,557	6,838,976

Universal Health Services, Inc.–Class B	97,428	4,161,150

VeriFone Systems, Inc.(a)	46,903	2,234,459

Whiting Petroleum Corp.(a)	48,339	2,764,991

		155,470,006

Total Common Stocks & Other Equity Interests (Cost $422,864,177)		555,137,561

Preferred Stocks–1.17%
Brazil–1.17%
Companhia de Transmissao de Energia Eletrica Paulista–Pfd. (Cost $5,406,332)	218,100	6,987,670

Money Market Funds–5.90%
Liquid Assets Portfolio–Institutional Class(c)	17,604,260	17,604,261

Premier Portfolio–Institutional Class(c)	17,604,260	17,604,260

Total Money Market Funds (Cost $35,208,521)		35,208,521

TOTAL INVESTMENTS–100.01% (Cost $463,479,030)		597,333,752

OTHER ASSETS LESS LIABILITIES–(0.01)%		(31,297)

NET ASSETS–100.00%		$597,302,455

Investment Abbreviations:

ADR	– American Depositary Receipts
Pfd.	– Preferred

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Small & Mid Cap Growth Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2012 represented 0.15% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Financials	19.7%

Consumer Discretionary	18.9

Industrials	14.8

Information Technology	14.7

Materials	6.5

Energy	6.1

Health Care	4.7

Utilities	3.6

Consumer Staples	3.0

Telecommunication Services	2.1

Money Market Funds Plus Other Assets Less Liabilities	5.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Small & Mid Cap Growth Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $428,270,509)	$562,125,231

Investments in affiliated money market funds, at value and cost	35,208,521

Total investments, at value (Cost $463,479,030)	597,333,752

Foreign currencies, at value (Cost $109,273)	112,612

Receivable for:
Investments sold	1,236,059

Fund shares sold	782,197

Dividends	1,277,069

Investment for trustee deferred compensation and retirement plans	75,105

Other assets	30,346

Total assets	600,847,140

Liabilities:
Payable for:
Fund shares reacquired	1,271,627

Accrued fees to affiliates	429,154

Accrued foreign taxes	1,486,111

Accrued other operating expenses	149,565

Trustee deferred compensation and retirement plans	208,228

Total liabilities	3,544,685

Net assets applicable to shares outstanding	$597,302,455

Net assets consist of:
Shares of beneficial interest	$462,602,741

Undistributed net investment income	1,250,767

Undistributed net realized gain (loss)	(424,701)

Unrealized appreciation	133,873,648

$597,302,455

Net Assets:
Class A	$521,976,535

Class B	$20,712,404

Class C	$23,355,134

Class Y	$7,828,930

Institutional Class	$23,429,452

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	29,061,291

Class B	1,318,800

Class C	1,485,953

Class Y	435,216

Institutional Class	1,308,983

Class A:
Net asset value per share	$17.96

Maximum offering price per share
(Net asset value of $17.96 divided by 94.50%)	$19.01

Class B:
Net asset value and offering price per share	$15.71

Class C:
Net asset value and offering price per share	$15.72

Class Y:
Net asset value and offering price per share	$17.99

Institutional Class:
Net asset value and offering price per share	$17.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Small & Mid Cap Growth Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $398,626)	$7,189,287

Dividends from affiliated money market funds	24,059

Total investment income	7,213,346

Expenses:
Advisory fees	2,258,766

Administrative services fees	85,991

Custodian fees	144,950

Distribution fees:
Class A	625,876

Class B	108,057

Class C	113,514

Transfer agent fees — A, B, C and Y	776,042

Transfer agent fees — Institutional	4,482

Trustees’ and officers’ fees and benefits	27,952

Other	143,007

Total expenses	4,288,637

Less: Fees waived and expense offset arrangement(s)	(27,739)

Net expenses	4,260,898

Net investment income	2,952,448

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	630,941

Foreign currencies	(184,577)

446,364

Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $(511,579))	43,454,433

Foreign currencies	85,681

43,540,114

Net realized and unrealized gain	43,986,478

Net increase in net assets resulting from operations	$46,938,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Small & Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income	$2,952,448	$6,054,030

Net realized gain	446,364	46,841,004

Change in net unrealized appreciation (depreciation)	43,540,114	(69,656,358)

Net increase (decrease) in net assets resulting from operations	46,938,926	(16,761,324)

Distributions to shareholders from net investment income:
Class A	(6,820,626)	(2,433,351)

Class B	(108,863)	—

Class C	(111,931)	—

Class Y	(127,195)	(52,803)

Institutional Class	(454,708)	(261,973)

Total distributions from net investment income	(7,623,323)	(2,748,127)

Distributions to shareholders from net realized gains:
Class A	(30,688,614)	—

Class B	(1,557,807)	—

Class C	(1,601,713)	—

Class Y	(461,675)	—

Institutional Class	(1,386,928)	—

Total distributions from net realized gains	(35,696,737)	—

Share transactions–net:
Class A	9,606,655	(63,952,043)

Class B	(2,366,071)	(10,746,044)

Class C	(64,041)	(1,830,344)

Class Y	209,224	(169,160)

Institutional Class	505,318	(4,147,809)

Net increase (decrease) in net assets resulting from share transactions	7,891,085	(80,845,400)

Net increase (decrease) in net assets	11,509,951	(100,354,851)

Net assets:
Beginning of period	585,792,504	686,147,355

End of period (includes undistributed net investment income of $1,250,767 and $5,921,642, respectively)	$597,302,455	$585,792,504

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Small & Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.

9        Invesco Global Small & Mid Cap Growth Fund

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

10        Invesco Global Small & Mid Cap Growth Fund

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Global Small & Mid Cap Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.80%

Next $250 million	0.78%

Next $500 million	0.76%

Next $1.5 billion	0.74%

Next $2.5 billion	0.72%

Next $2.5 billion	0.70%

Next $2.5 billion	0.68%

Over $10 billion	0.66%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. The Adviser did not waive fees for reimbursed expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $26,030.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $20,634 in front-end sales commissions from the sale of Class A shares and $2, $9,220 and $664 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

12        Invesco Global Small & Mid Cap Growth Fund

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$6,810,377	$—	$6,810,377

Brazil	37,650,170	—	—	37,650,170

Canada	57,139,281	—	—	57,139,281

China	13,087,677	5,473,945	—	18,561,622

France	3,514,197	—	—	3,514,197

Germany	9,752,430	—	—	9,752,430

Hong Kong	—	3,074,457	—	3,074,457

Indonesia	—	4,841,114	—	4,841,114

Ireland	13,561,384	—	—	13,561,384

Israel	—	4,542,693	—	4,542,693

Japan	—	19,168,286	—	19,168,286

Mexico	7,045,834	—	—	7,045,834

Netherlands	7,653,124	—	—	7,653,124

Philippines	—	33,651,251	—	33,651,251

Singapore	2,379,051	—	—	2,379,051

South Africa	16,370,666	—	—	16,370,666

South Korea	—	8,599,755	—	8,599,755

Spain	4,697,948	—	—	4,697,948

Sweden	5,998,925	—	—	5,998,925

Switzerland	10,963,619	—	—	10,963,619

Thailand	15,075,321	—	—	15,075,321

Turkey	7,359,841	7,609,365	—	14,969,206

United Kingdom	93,354,671	7,279,843	—	100,634,514

United States	190,678,527	—	—	190,678,527

Total Investments	$496,282,666	$101,051,086	$—	$597,333,752

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,709.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan

13        Invesco Global Small & Mid Cap Growth Fund

and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2011.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $102,219,837 and $127,469,158, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$158,714,786

Aggregate unrealized (depreciation) of investment securities	(25,680,889)

Net unrealized appreciation of investment securities	$133,033,897

Cost of investments for tax purposes is $464,299,855.

14        Invesco Global Small & Mid Cap Growth Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	660,830	$11,442,325	1,679,095	$32,113,470

Class B	24,654	378,663	102,712	1,727,710

Class C	97,149	1,466,946	326,553	5,556,756

Class Y	75,941	1,315,473	191,884	3,637,247

Institutional Class	40,136	682,863	222,144	4,183,712

Issued as reinvestment of dividends:
Class A	2,215,028	35,684,098	124,919	2,353,483

Class B	114,873	1,623,294	—	—

Class C	114,861	1,624,133	—	—

Class Y	33,655	542,517	2,680	50,544

Institutional Class	38,004	609,207	3,330	62,538

Automatic conversion of Class B shares to Class A shares:
Class A	162,399	2,792,508	348,022	6,697,374

Class B	(203,342)	(2,792,508)	(395,239)	(6,697,374)

Reacquired:(b)
Class A	(2,348,012)	(40,312,276)	(5,529,361)	(105,116,370)

Class B	(86,696)	(1,575,520)	(343,739)	(5,776,380)

Class C	(209,855)	(3,155,120)	(453,901)	(7,387,100)

Class Y	(96,058)	(1,648,766)	(199,107)	(3,856,951)

Institutional Class	(45,669)	(786,752)	(437,752)	(8,394,059)

Net increase (decrease) in share activity	587,898	$7,891,085	(4,357,760)	$(80,845,400)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $1,482 and $17,417 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.

15        Invesco Global Small & Mid Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses) on								to average		to average net		Ratio of net
	Net asset	Net		securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	gains	distributions	of period(a)	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/12	$17.93	$0.09	(d)	$1.27	$1.36	$(0.24)	$(1.09)	$(1.33)	$17.96	8.49%	$521,977	1.45	%(e)	1.46	%(e)	1.06	%(e)	19%
Year ended 10/31/11	18.57	0.18	(d)	(0.74)	(0.56)	(0.08)	—	(0.08)	17.93	(3.05)	508,794	1.40		1.41		0.95		58
Year ended 10/31/10	14.79	0.06	(d)	3.78	3.84	(0.06)	—	(0.06)	18.57	26.07	589,712	1.45		1.46		0.37		39
Year ended 10/31/09	12.87	0.05	(d)	3.07	3.12	(0.15)	(1.05)	(1.20)	14.79	28.24	521,223	1.61		1.62		0.40		54
Year ended 10/31/08	29.51	0.15	(d)	(13.09)	(12.94)	(0.10)	(3.60)	(3.70)	12.87	(49.68)	464,060	1.45		1.46		0.70		74
Year ended 10/31/07	25.10	0.12		7.68	7.80	(0.04)	(3.35)	(3.39)	29.51	34.57	1,022,682	1.42		1.50		0.47		43

Class B
Six months ended 04/30/12	15.74	0.02	(d)	1.12	1.14	(0.08)	(1.09)	(1.17)	15.71	8.08	20,712	2.20	(e)	2.21	(e)	0.31	(e)	19
Year ended 10/31/11	16.36	0.03	(d)	(0.65)	(0.62)	—	—	—	15.74	(3.79)	23,124	2.15		2.16		0.20		58
Year ended 10/31/10	13.07	(0.05	)(d)	3.34	3.29	—	—	—	16.36	25.17	34,439	2.20		2.21		(0.38)		39
Year ended 10/31/09	11.43	(0.04	)(d)	2.73	2.69	—	(1.05)	(1.05)	13.07	27.33	38,709	2.36		2.37		(0.35)		54
Year ended 10/31/08	26.73	(0.01	)(d)	(11.69)	(11.70)	—	(3.60)	(3.60)	11.43	(50.07)	44,392	2.20		2.21		(0.05)		74
Year ended 10/31/07	23.15	(0.07)		7.00	6.93	—	(3.35)	(3.35)	26.73	33.58	136,818	2.17		2.25		(0.28)		43

Class C
Six months ended 04/30/12	15.75	0.02	(d)	1.12	1.14	(0.08)	(1.09)	(1.17)	15.72	8.08	23,355	2.20	(e)	2.21	(e)	0.31	(e)	19
Year ended 10/31/11	16.37	0.03	(d)	(0.65)	(0.62)	—	—	—	15.75	(3.79)	23,368	2.15		2.16		0.20		58
Year ended 10/31/10	13.08	(0.05	)(d)	3.34	3.29	—	—	—	16.37	25.15	26,369	2.20		2.21		(0.38)		39
Year ended 10/31/09	11.43	(0.04	)(d)	2.74	2.70	—	(1.05)	(1.05)	13.08	27.41	20,802	2.36		2.37		(0.35)		54
Year ended 10/31/08	26.74	(0.01	)(d)	(11.70)	(11.71)	—	(3.60)	(3.60)	11.43	(50.09)	19,690	2.20		2.21		(0.05)		74
Year ended 10/31/07	23.16	(0.07)		7.00	6.93	—	(3.35)	(3.35)	26.74	33.56	43,760	2.17		2.25		(0.28)		43

Class Y
Six months ended 04/30/12	18.00	0.11	(d)	1.27	1.38	(0.30)	(1.09)	(1.39)	17.99	8.60	7,829	1.20	(e)	1.21	(e)	1.31	(e)	19
Year ended 10/31/11	18.64	0.23	(d)	(0.75)	(0.52)	(0.12)	—	(0.12)	18.00	(2.81)	7,589	1.15		1.16		1.20		58
Year ended 10/31/10	14.84	0.10	(d)	3.80	3.90	(0.10)	—	(0.10)	18.64	26.38	7,944	1.20		1.21		0.62		39
Year ended 10/31/09	12.87	0.09	(d)	3.09	3.18	(0.16)	(1.05)	(1.21)	14.84	28.70	4,715	1.36		1.37		0.65		54
Year ended 10/31/08(f)	15.38	0.01	(d)	(2.52)	(2.51)	—	—	—	12.87	(16.32)	1,580	1.24	(g)	1.26	(g)	0.91	(g)	74

Institutional Class
Six months ended 04/30/12	17.95	0.13	(d)	1.27	1.40	(0.36)	(1.09)	(1.45)	17.90	8.76	23,429	0.96	(e)	0.97	(e)	1.55	(e)	19
Year ended 10/31/11	18.59	0.27	(d)	(0.74)	(0.47)	(0.17)	—	(0.17)	17.95	(2.57)	22,918	0.91		0.92		1.44		58
Year ended 10/31/10	14.81	0.15	(d)	3.78	3.93	(0.15)	—	(0.15)	18.59	26.72	27,683	0.92		0.93		0.90		39
Year ended 10/31/09	12.93	0.13	(d)	3.07	3.20	(0.27)	(1.05)	(1.32)	14.81	29.20	23,859	0.96		0.97		1.05		54
Year ended 10/31/08	29.53	0.23	(d)	(13.12)	(12.89)	(0.11)	(3.60)	(3.71)	12.93	(49.46)	17,593	0.93		0.94		1.22		74
Year ended 10/31/07(f)	27.82	0.02		1.69	1.71	—	—	—	29.53	6.15	11	1.00	(g)	1.00	(g)	0.90	(g)	43

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $503,452, $21,730, $22,828, $7,603 and $22,328 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008 and September 28, 2007 for Class Y Shares and Institutional Class Shares, respectively.
(g)	Annualized.

16        Invesco Global Small & Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,084.90	$7.52	$1,017.65	$7.27	1.45%

B	1,000.00	1,080.80	11.38	1,013.92	11.02	2.20

C	1,000.00	1,080.80	11.38	1,013.92	11.02	2.20

Y	1,000.00	1,086.00	6.22	1,018.90	6.02	1.20

Institutional	1,000.00	1,087.60	4.98	1,020.09	4.82	0.96

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17        Invesco Global Small & Mid Cap Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
GSMC-SAR-1      Invesco Distributors, Inc.

Invesco International Core Equity Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: IBVAX ▪ B: IBVBX ▪ C: IBVCX ▪ R: IIBRX ▪ Y: IBVYX
Investor: IIBCX ▪ Institutional: IBVIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.61%

Class B Shares	1.18

Class C Shares	1.21

Class R Shares	1.49

Class Y Shares	1.77

Investor Class Shares	1.58

Institutional Class Shares	1.95

MSCI EAFE Index▼ (Broad Market/Style-Specific Index)	2.44

Lipper International Large-Cap Core Funds Index▼ (Peer Group Index)	3.77

Source: ▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
      The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco International Core Equity Fund

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	3.28%

10 Years	3.09

5 Years	-6.19

1 Year	-19.33

Class B Shares

Inception (3/28/02)	3.34%

10 Years	3.11

5 Years	-618

1 Year	-19.48

Class C Shares

Inception (2/14/00)	0.72%

10 Years	2.92

5 Years	-5.85

1 Year	-16.21

Class R Shares

Inception (11/24/03)	4.43%

5 Year	-5.38

1 Year	-14.91

Class Y Shares

10 Years	3.82%

5 Years	-4.96

1 Year	-14.45

Investor Class Shares

Inception (10/28/98)	3.03%

10 Years	3.72

5 Years	-5.14

1 Year	-14.78

Institutional Class Shares

Inception (4/30/04)	4.30%

5 Years	-4.53

1 Year	-14.13
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.
      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	3.49%

10 Years	3.49

5 Years	-5.19

1 Year	-13.92

Class B Shares

Inception (3/28/02)	3.55%

10 Years	3.55

5 Years	-5.18

1 Year	-14.06

Class C Shares

Inception (2/14/00)	0.88%

10 Years	3.36

5 Years	-4.84

1 Year	-10.58

Class R Shares

Inception (11/24/03)	4.70%

5 Year	-4.36

1 Year	-9.18

Class Y Shares

10 Years	4.27

5 Years	-3.95

1 Year	-8.70

Investor Class Shares

Inception (10/28/98)	3.19%

10 Years	4.18

5 Years	-4.12

1 Year	-8.96

Institutional Class Shares

Inception (4/30/04)	4.56%

5 Years	-3.53

1 Year	-8.44
      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.54%, 2.29%, 2.29%, 1.79%, 1.29%, 1.54% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
      Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The
CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
      The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses.
     For Class C shares, had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3	Invesco International Core Equity Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We've continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We've also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we've always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world's wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco's website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds' shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we've seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice – depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
      In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco International Core Equity Fund

Schedule of Investments

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.22%
Australia–8.41%
Australia & New Zealand Banking Group Ltd.	192,577	$4,779,753

BHP Billiton Ltd.	193,422	7,181,216

Macquarie Group Ltd.	96,927	2,933,787

Suncorp Group Ltd.	489,472	4,133,972

Telstra Corp. Ltd.	1,405,471	5,184,830

		24,213,558

Brazil–0.74%
Banco do Brasil S.A.	23,700	294,151

Banco Santander Brasil SA(a)	28,400	230,568

Banco Santander Brasil SA(a)(b)	5,100	41,405

Companhia Energetica de Minas Gerais–ADR	4,365	107,685

PDG Realty S.A. Empreendimentos e Participacoes	103,500	243,338

Petroleo Brasileiro S.A.–ADR	31,150	733,271

Vale S.A.–ADR	22,017	488,777

		2,139,195

Canada–3.77%
Nexen Inc.	160,565	3,103,043

Suncor Energy, Inc.	119,793	3,957,123

Toronto-Dominion Bank (The)	44,766	3,783,674

		10,843,840

China–0.94%
China Communications Construction Co. Ltd.–Class H	452,000	450,923

China Construction Bank Corp.–Class H	732,000	567,284

China Dongxiang Group Co.	1,200,000	161,933

China Minsheng Banking Corp., Ltd.–Class H	657,500	679,640

CNOOC Ltd.	294,800	624,750

KWG Property Holding Ltd.	363,000	238,146

		2,722,676

Denmark–1.22%
Danske Bank A.S.(c)	215,774	3,504,009

France–10.40%
BNP Paribas S.A.	75,582	3,036,912

Bouygues S.A.(d)	177,769	4,838,293

Cie Generale des Etablissements Michelin	55,760	4,164,962

Sanofi	102,370	7,814,524

Total S.A.–ADR(d)	102,336	4,923,385

Vallourec S.A.	85,903	5,166,617

		29,944,693

Germany–2.62%
Deutsche Lufthansa AG	247,921	3,226,757

Muenchener Rueckversicherungs-Gesellschaft AG(d)	14,347	2,082,691

Salzgitter AG	42,732	2,231,235

		7,540,683

Hong Kong–2.67%
Cheung Kong (Holdings) Ltd.	248,000	3,284,707

China Mobile Ltd.	82,500	913,937

Henderson Land Development Co. Ltd.	614,000	3,480,322

		7,678,966

India–0.53%
Canara Bank Ltd.	52,694	434,630

Grasim Industries Ltd.	6,529	317,491

Oil and Natural Gas Corp. Ltd.	69,094	352,946

Tata Motors Ltd.	73,499	438,866

		1,543,933

Indonesia–0.11%
Telekomunikasi Indonesia Tbk PT	331,000	306,007

Ireland–0.17%
Dragon Oil PLC	50,018	476,175

Italy–1.71%
Eni S.p.A–ADR(d)	110,478	4,922,900

Japan–25.86%
Asahi Group Holdings, Ltd.	223,700	5,032,322

DeNA Co. Ltd.	172,500	5,408,587

East Japan Railway Co.	46,200	2,871,661

FUJIFILM Holdings Corp.	115,900	2,458,283

Mitsubishi Corp.	220,300	4,762,134

Mitsubishi UFJ Financial Group, Inc.	1,224,500	5,872,830

Nippon Telegraph & Telephone Corp.	68,700	3,109,004

Nippon Yusen Kabushiki Kaisha	1,261,000	3,719,132

Nissan Motor Co., Ltd.	636,200	6,593,152

Nitto Denko Corp.	65,900	2,707,122

NSK Ltd.	408,000	2,800,702

NTT DoCoMo, Inc.	1,899	3,231,363

Seven & I Holdings Co., Ltd.	136,900	4,136,939

Shin-Etsu Chemical Co., Ltd.	56,000	3,229,141

Sumitomo Chemical Co., Ltd.	1,230,000	5,048,172

Toyo Suisan Kaisha, Ltd.	147,000	3,767,218

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco International Core Equity Fund

	Shares	Value

Japan–(continued)

Toyota Motor Corp.	102,300	$4,178,834

Yamada Denki Co., Ltd.	85,300	5,536,054

		74,462,650

Mexico–0.21%
America Movil S.A.B. de C.V.–Series L	449,400	599,954

Norway–3.45%
Statoil ASA	106,685	2,857,707

Yara International ASA	144,024	7,082,679

		9,940,386

Poland–0.16%
KGHM Polska Miedz S.A.	10,350	456,593

Russia–0.52%
Gazprom OAO–ADR	34,128	393,837

JSFC Sistema–REGS–GDR(b)	19,349	367,631

Magnitogorsk Iron & Steel Works–REGS–GDR(b)(c)	46,607	246,085

Rosneft Oil Co.–REGS–GDR(b)	70,464	502,761

		1,510,314

South Africa–0.84%
Sasol Ltd.	11,541	548,644

Standard Bank Group Ltd.	41,169	607,975

Steinhoff International Holdings Ltd.(c)	198,940	726,090

Tiger Brands Ltd.	14,990	549,805

		2,432,514

South Korea–1.55%
Dongbu Insurance Co., Ltd.	10,686	426,023

Hyundai Mipo Dockyard Co., Ltd.	3,292	353,803

Hyundai Mobis	2,844	767,989

KT&G Corp.	7,391	507,501

POSCO	1,744	579,466

Samsung Electronics Co., Ltd.	829	1,015,120

Shinhan Financial Group Co., Ltd.	11,947	415,138

SK Telecom Co., Ltd.	2,799	333,674

SK Telecom Co., Ltd.–ADR	5,161	69,777

		4,468,491

Spain–3.68%
Banco Santander S.A.	449,346	2,807,877

Iberdrola S.A.	604,335	2,813,878

Repsol YPF, S.A.	117,151	2,248,599

Telefonica S.A.	187,171	2,731,864

		10,602,218

Switzerland–7.32%
Actelion Ltd.(c)	66,337	2,806,987

Holcim Ltd.(c)	61,574	3,833,533

Swisscom AG	19,764	7,363,315

Zurich Insurance Group AG(c)	28,937	7,078,803

		21,082,638

Taiwan–0.48%
AU Optronics Corp.–ADR	46,548	209,001

HTC Corp.	17,444	262,475

Powertech Technology Inc.	222,000	375,940

Unimicron Technology Corp.	195,000	220,740

Wistron Corp.	209,000	311,657

		1,379,813

Thailand–0.38%
Bangkok Bank Public Co. Ltd.–NVDR	112,100	695,099

PTT PCL	34,700	394,211

		1,089,310

Turkey–0.09%
Asya Katilim Bankasi A.S.(c)	260,808	265,574

United Kingdom–15.39%
AstraZeneca PLC	77,075	3,377,294

Barclays PLC	1,174,261	4,172,744

Eurasian Natural Resources Corp.	51,144	465,890

GlaxoSmithKline PLC	261,732	6,054,018

Imperial Tobacco Group PLC	266,516	10,659,480

National Grid PLC	461,002	4,979,926

Rio Tinto PLC	121,314	6,759,172

Royal Dutch Shell PLC–ADR	109,556	7,837,636

		44,306,160

Total Common Stocks & Other Equity Interests (Cost $259,032,025)		268,433,250

Preferred Stocks–2.43%
Brazil–0.15%
Companhia Paranaense de Energia-Copel–Pfd.	17,600	441,593

Germany–2.28%
Porsche Automobil Holding SE–Pfd.	107,357	6,554,322

Total Preferred Stocks (Cost $6,501,203)		6,995,915

Money Market Funds–4.41%
Liquid Assets Portfolio–Institutional Class(e)	6,346,168	6,346,168

Premier Portfolio–Institutional Class(e)	6,346,168	6,346,168

Total Money Market Funds (Cost $12,692,336)		12,692,336

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.06% (Cost $278,225,564)		288,121,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco International Core Equity Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan–4.63%
Liquid Assets Portfolio–Institutional Class (Cost $13,318,548)(e)(f)	13,318,548	$13,318,548

TOTAL INVESTMENTS–104.69% (Cost $291,544,112)		301,440,049

OTHER ASSETS LESS LIABILITIES–(4.69)%		(13,501,649)

NET ASSETS–100.00%		$287,938,400

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preferred shares.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2012 was $1,157,882, which represented less than 1% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at April 30, 2012.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Financials	19.4%

Materials	14.1

Energy	11.8

Consumer Discretionary	10.2

Industrials	9.8

Consumer Staples	8.5

Telecommunication Services	8.4

Health Care	7.0

Information Technology	3.6

Utilities	2.9

Money Market Funds Plus Other Assets Less Liabilities	4.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco International Core Equity Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $265,533,228)*	$275,429,165

Investments in affiliated money market funds, at value and cost	26,010,884

Total investments, at value (Cost $291,544,112)	301,440,049

Foreign currencies, at value (Cost $314,887)	300,976

Receivable for:
Investments sold	170,219

Fund shares sold	157,647

Dividends	1,642,671

Investment for trustee deferred compensation and retirement plans	43,652

Other assets	43,400

Total assets	303,798,614

Liabilities:
Payable for:
Investments purchased	263,189

Fund shares reacquired	284,336

Amount due custodian	1,661,758

Collateral upon return of securities loaned	13,318,548

Accrued fees to affiliates	75,027

Accrued other operating expenses	164,456

Trustee deferred compensation and retirement plans	92,900

Total liabilities	15,860,214

Net assets applicable to shares outstanding	$287,938,400

Net assets consist of:
Shares of beneficial interest	$354,973,756

Undistributed net investment income	2,552,873

Undistributed net realized gain (loss)	(79,544,965)

Unrealized appreciation	9,956,736

$287,938,400

Net Assets:
Class A	$41,618,380

Class B	$3,756,840

Class C	$13,896,035

Class R	$2,455,698

Class Y	$1,533,455

Investor Class	$15,312,684

Institutional Class	$209,365,308

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	4,209,910

Class B	378,578

Class C	1,437,938

Class R	247,994

Class Y	152,806

Investor Class	1,525,974

Institutional Class	21,220,376

Class A:
Net asset value per share	$9.89

Maximum offering price per share (Net asset value of $9.89 divided by 94.50%)	$10.47

Class B:
Net asset value and offering price per share	$9.92

Class C:
Net asset value and offering price per share	$9.66

Class R:
Net asset value and offering price per share	$9.90

Class Y:
Net asset value and offering price per share	$10.04

Investor Class:
Net asset value and offering price per share	$10.03

Institutional Class:
Net asset value and offering price per share	$9.87

*	At April 30, 2012, securities with an aggregate value of $12,562,208 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco International Core Equity Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $351,219)	$4,737,890

Dividends from affiliated money market funds (includes securities lending income of $37,888)	42,758

Total investment income	4,780,648

Expenses:
Advisory fees	1,064,094

Administrative services fees	62,468

Custodian fees	49,976

Distribution fees:
Class A	51,953

Class B	20,878

Class C	72,171

Class R	6,664

Investor Class	19,120

Transfer agent fees — A, B, C, R, Y and Investor	169,978

Transfer agent fees — Institutional	1,021

Trustees’ and officers’ fees and benefits	20,268

Other	109,510

Total expenses	1,648,101

Less: Fees waived and expense offset arrangement(s)	(6,262)

Net expenses	1,641,839

Net investment income	3,138,809

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (Net of foreign taxes of $30,304)	(4,943,465)

Foreign currencies	(4,656)

(4,948,121)

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $(30,360))	6,863,457

Foreign currencies	(16,969)

6,846,488

Net realized and unrealized gain	1,898,367

Net increase in net assets resulting from operations	$5,037,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco International Core Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income	$3,138,809	$9,810,961

Net realized gain (loss)	(4,948,121)	4,508,395

Change in net unrealized appreciation (depreciation)	6,846,488	(36,414,780)

Net increase (decrease) in net assets resulting from operations	5,037,176	(22,095,424)

Distributions to shareholders from net investment income:
Class A	(1,194,907)	(492,615)

Class B	(85,504)	(19,825)

Class C	(295,545)	(58,152)

Class R	(71,058)	(27,144)

Class Y	(38,444)	(27,226)

Investor Class	(428,804)	(231,567)

Institutional Class	(7,206,076)	(4,423,038)

Total distributions from net investment income	(9,320,338)	(5,279,567)

Share transactions–net:
Class A	(1,775,772)	8,638,671

Class B	(849,776)	(1,765,326)

Class C	(1,561,460)	(3,064,318)

Class R	(398,729)	84,794

Class Y	196,687	(351,372)

Investor Class	(495,094)	(1,895,737)

Institutional Class	4,327,965	(1,264,414)

Net increase (decrease) in net assets resulting from share transactions	(556,179)	382,298

Net increase (decrease) in net assets	(4,839,341)	(26,992,693)

Net assets:
Beginning of period	292,777,741	319,770,434

End of period (includes undistributed net investment income of $2,552,873 and $8,734,402, respectively)	$287,938,400	$292,777,741

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

  Invesco International Core Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B

10        Invesco International Core Equity Fund

shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11        Invesco International Core Equity Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

12        Invesco International Core Equity Fund

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.75%

Next $500 million	0.65%

From $1 billion	0.55%

From $2 billion	0.45%

From $4 billion	0.40%

From $6 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00%, 2.25% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $5,739.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of

13        Invesco International Core Equity Fund

such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $2,996 in front-end sales commissions from the sale of Class A shares and $2, $3,082 and $173 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$5,184,830	$19,028,728	$—	$24,213,558

Brazil	2,580,788	—	—	2,580,788

Canada	10,843,840	—	—	10,843,840

China	—	2,722,676	—	2,722,676

Denmark	3,504,009	—	—	3,504,009

France	25,106,400	4,838,293	—	29,944,693

Germany	14,095,005	—	—	14,095,005

Hong Kong	913,937	6,765,029	—	7,678,966

India	317,491	1,226,442	—	1,543,933

Indonesia	—	306,007	—	306,007

Ireland	476,175	—	—	476,175

Italy	4,922,900	—	—	4,922,900

Japan	5,408,587	69,054,063	—	74,462,650

Mexico	599,954	—	—	599,954

Norway	—	9,940,386	—	9,940,386

Poland	—	456,593	—	456,593

Russia	1,510,314	—	—	1,510,314

South Africa	2,432,514	—	—	2,432,514

South Korea	1,156,744	3,311,747	—	4,468,491

Spain	5,621,755	4,980,463	—	10,602,218

Switzerland	21,082,638	—	—	21,082,638

Taiwan	209,001	1,170,812	—	1,379,813

Thailand	394,211	695,099	—	1,089,310

14        Invesco International Core Equity Fund

	Level 1*	Level 2*	Level 3	Total

Turkey	—	265,574	—	265,574

United Kingdom	39,667,526	4,638,634	—	44,306,160

United States	26,010,884	—	—	26,010,884

	$172,039,503	$129,400,546	$—	$301,440,049

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $523.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$11,926,758

October 31, 2017	59,517,145

Total capital loss carryforward	$71,443,903

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

15        Invesco International Core Equity Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $23,561,089 and $31,528,626, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$36,308,254

Aggregate unrealized (depreciation) of investment securities	(29,565,258)

Net unrealized appreciation of investment securities	$6,742,996

Cost of investments for tax purposes is $294,697,053.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	317,822	$3,110,328	1,656,894	$18,905,446

Class B	18,571	183,755	118,128	1,348,732

Class C	57,642	549,497	123,695	1,321,952

Class R	44,412	431,103	98,816	1,059,284

Class Y	31,944	318,191	26,495	296,534

Investor Class	27,349	269,297	91,664	1,026,309

Institutional Class	1,238,197	11,963,011	2,874,759	30,019,524

Issued as reinvestment of dividends:
Class A	124,973	1,180,999	41,920	459,022

Class B	8,828	83,954	1,718	18,918

Class C	29,526	273,705	4,747	50,933

Class R	7,496	71,058	2,474	27,144

Class Y	3,796	36,364	2,028	22,519

Investor Class	43,718	419,256	20,260	225,084

Institutional Class	765,787	7,206,058	405,410	4,423,027

Automatic conversion of Class B shares to Class A shares:
Class A	69,113	670,609	157,225	1,708,417

Class B	(68,878)	(670,609)	(157,076)	(1,708,417)

Reacquired:(b)
Class A	(692,924)	(6,737,708)	(1,153,714)	(12,434,214)

Class B	(45,345)	(446,876)	(129,629)	(1,424,559)

Class C	(250,003)	(2,384,662)	(416,726)	(4,437,203)

Class R	(92,033)	(900,890)	(89,623)	(1,001,634)

Class Y	(15,915)	(157,868)	(60,565)	(670,425)

Investor Class	(120,280)	(1,183,647)	(284,590)	(3,147,130)

Institutional Class	(1,537,014)	(14,841,104)	(3,266,068)	(35,706,965)

Net increase (decrease) in share activity	(33,218)	$(556,179)	68,242	$382,298

(a)	68% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
(b)	Net of redemption fees of $157 and $1,280 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2012 and year ended October 31, 2011, respectively.

16        Invesco International Core Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/12	$10.02	$0.09	$0.06	$0.15	$(0.28)	$—	$(0.28)	$9.89	1.61%	$41,618	1.60	%(e)	1.60	%(e)	1.77	%(e)	8%
Year ended 10/31/11	10.96	0.30	(1.11)	(0.81)	(0.13)	—	(0.13)	10.02	(7.46)	43,983	1.54		1.54		2.71		26
Year ended 10/31/10	10.34	0.17	0.62	0.79	(0.17)	—	(0.17)	10.96	7.68	40,422	1.51		1.51		1.59		39
Year ended 10/31/09	8.63	0.14	1.87	2.01	(0.30)	—	(0.30)	10.34	24.35	61,810	1.62		1.62		1.63		43
Year ended 10/31/08	16.77	0.28	(7.01)	(6.73)	(0.18)	(1.23)	(1.41)	8.63	(43.45)	45,100	1.45		1.45		2.13		38
Year ended 10/31/07	14.44	0.22	2.75	2.97	(0.22)	(0.42)	(0.64)	16.77	21.26	96,961	1.41		1.41		1.46		27

Class B
Six months ended 04/30/12	10.00	0.05	0.06	0.11	(0.19)	—	(0.19)	9.92	1.18	3,757	2.35	(e)	2.35	(e)	1.02	(e)	8
Year ended 10/31/11	10.92	0.22	(1.11)	(0.89)	(0.03)	—	(0.03)	10.00	(8.16)	4,654	2.29		2.29		1.96		26
Year ended 10/31/10	10.30	0.09	0.62	0.71	(0.09)	—	(0.09)	10.92	6.88	6,906	2.26		2.26		0.84		39
Year ended 10/31/09	8.54	0.08	1.86	1.94	(0.18)	—	(0.18)	10.30	23.26	9,864	2.37		2.37		0.88		43
Year ended 10/31/08	16.58	0.18	(6.93)	(6.75)	(0.06)	(1.23)	(1.29)	8.54	(43.79)	10,873	2.20		2.20		1.38		38
Year ended 10/31/07	14.30	0.11	2.71	2.82	(0.12)	(0.42)	(0.54)	16.58	20.25	32,592	2.16		2.16		0.71		27

Class C
Six months ended 04/30/12	9.74	0.05	0.06	0.11	(0.19)	—	(0.19)	9.66	1.21	13,896	2.35	(e)	2.35	(e)	1.02	(e)	8
Year ended 10/31/11	10.65	0.21	(1.09)	(0.88)	(0.03)	—	(0.03)	9.74	(8.28)	15,597	2.29		2.29		1.96		26
Year ended 10/31/10	10.04	0.09	0.61	0.70	(0.09)	—	(0.09)	10.65	6.96	20,110	2.26		2.26		0.84		39
Year ended 10/31/09	8.33	0.07	1.82	1.89	(0.18)	—	(0.18)	10.04	23.25	22,854	2.37		2.37		0.88		43
Year ended 10/31/08	16.21	0.18	(6.77)	(6.59)	(0.06)	(1.23)	(1.29)	8.33	(43.80)	21,323	2.20		2.20		1.38		38
Year ended 10/31/07	13.98	0.11	2.66	2.77	(0.12)	(0.42)	(0.54)	16.21	20.36	50,234	2.16		2.16		0.71		27

Class R
Six months ended 04/30/12	10.01	0.07	0.06	0.13	(0.24)	—	(0.24)	9.90	1.49	2,456	1.85	(e)	1.85	(e)	1.52	(e)	8
Year ended 10/31/11	10.95	0.27	(1.11)	(0.84)	(0.10)	—	(0.10)	10.01	(7.76)	2,885	1.79		1.79		2.46		26
Year ended 10/31/10	10.33	0.14	0.62	0.76	(0.14)	—	(0.14)	10.95	7.41	3,028	1.76		1.76		1.34		39
Year ended 10/31/09	8.61	0.12	1.86	1.98	(0.26)	—	(0.26)	10.33	23.88	2,697	1.87		1.87		1.38		43
Year ended 10/31/08	16.72	0.24	(6.98)	(6.74)	(0.14)	(1.23)	(1.37)	8.61	(43.55)	2,077	1.70		1.70		1.88		38
Year ended 10/31/07	14.40	0.18	2.74	2.92	(0.18)	(0.42)	(0.60)	16.72	20.97	4,286	1.66		1.66		1.21		27

Class Y
Six months ended 04/30/12	10.18	0.10	0.07	0.17	(0.31)	—	(0.31)	10.04	1.77	1,533	1.35	(e)	1.35	(e)	2.02	(e)	8
Year ended 10/31/11	11.14	0.33	(1.12)	(0.79)	(0.17)	—	(0.17)	10.18	(7.23)	1,354	1.29		1.29		2.96		26
Year ended 10/31/10	10.51	0.19	0.64	0.83	(0.20)	—	(0.20)	11.14	7.91	1,839	1.26		1.26		1.84		39
Year ended 10/31/09	8.75	0.18	1.88	2.06	(0.30)	—	(0.30)	10.51	24.61	1,983	1.37		1.37		1.88		43
Year ended 10/31/08(f)	10.45	0.01	(1.71)	(1.70)	—	—	—	8.75	(16.27)	185	1.30	(g)	1.30	(g)	2.28	(g)	38

Investor Class
Six months ended 04/30/12	10.16	0.09	0.06	0.15	(0.28)	—	(0.28)	10.03	1.58	15,313	1.60	(e)	1.60	(e)	1.77	(e)	8
Year ended 10/31/11	11.12	0.30	(1.13)	(0.83)	(0.13)	—	(0.13)	10.16	(7.53)	16,009	1.54		1.54		2.71		26
Year ended 10/31/10	10.49	0.17	0.63	0.80	(0.17)	—	(0.17)	11.12	7.67	19,438	1.51		1.51		1.59		39
Year ended 10/31/09	8.75	0.14	1.90	2.04	(0.30)	—	(0.30)	10.49	24.35	21,500	1.62		1.62		1.63		43
Year ended 10/31/08	16.98	0.28	(7.10)	(6.82)	(0.18)	(1.23)	(1.41)	8.75	(43.44)	19,710	1.45		1.45		2.13		38
Year ended 10/31/07	14.61	0.23	2.78	3.01	(0.22)	(0.42)	(0.64)	16.98	21.29	44,428	1.41		1.41		1.46		27

Institutional Class
Six months ended 04/30/12	10.04	0.12	0.06	0.18	(0.35)	—	(0.35)	9.87	1.95	209,365	0.92	(e)	0.92	(e)	2.45	(e)	8
Year ended 10/31/11	10.99	0.37	(1.11)	(0.74)	(0.21)	—	(0.21)	10.04	(6.85)	208,295	0.91		0.91		3.34		26
Year ended 10/31/10	10.37	0.23	0.63	0.86	(0.24)	—	(0.24)	10.99	8.35	228,027	0.91		0.91		2.19		39
Year ended 10/31/09	8.70	0.20	1.86	2.06	(0.39)	—	(0.39)	10.37	25.10	241,432	0.94		0.94		2.31		43
Year ended 10/31/08	16.89	0.35	(7.05)	(6.70)	(0.26)	(1.23)	(1.49)	8.70	(43.08)	209,494	0.87		0.87		2.71		38
Year ended 10/31/07	14.54	0.31	2.75	3.06	(0.29)	(0.42)	(0.71)	16.89	21.89	405,507	0.88		0.88		1.99		27

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $41,791, $4,199, $14,513, $2,680, $1,412, $15,380 and $205.343 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

17        Invesco International Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,016.10	$8.02	$1,016.91	$8.02	1.60%

B	1,000.00	1,011.80	11.75	1,013.18	11.76	2.35

C	1,000.00	1,012.10	11.76	1,013.18	11.76	2.35

R	1,000.00	1,014.90	9.27	1,015.66	9.27	1.85

Y	1,000.00	1,017.70	6.77	1,018.15	6.77	1.35

Investor	1,000.00	1,015.80	8.02	1,016.91	8.02	1.60

Institutional	1,000.00	1,019.50	4.62	1,020.29	4.62	0.92

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18        Invesco International Core Equity Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

I-ICE-SAR-1      Invesco Distributors, Inc.

Invesco International Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: AIIEX ▪ B: AIEBX ▪ C: AIECX ▪ R: AIERX ▪ Y: AIIYX ▪ Institutional: AIEVX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.32%

Class B Shares	5.94

Class C Shares	5.94

Class R Shares	6.23

Class Y Shares	6.47

Institutional Class Shares	6.54

MSCI EAFE Index▼ (Broad Market Index)	2.44

MSCI EAFE Growth Index▼ (Style-Specific Index)	4.77

Lipper International Multi-Cap Growth Funds Index▼ (Peer Group Index)	5.98

Source: ▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East.
     The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multi-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco International Growth Fund

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (4/7/92)	7.58%

10 Years	7.12

5 Years	-1.81

1 Year	-11.97

Class B Shares

Inception (9/15/94)	6.03%

10 Years	7.10

5 Years	-1.80

1 Year	-12.11

Class C Shares

Inception (8/4/97)	4.11%

10 Years	6.94

5 Years	-1.43

1 Year	-8.42

Class R Shares

10 Years	7.44%

5 Years	-0.94

1 Year	-7.04

Class Y Shares

10 Years	7.83%

5 Years	-0.51

1 Year	-6.56

Institutional Class Shares

Inception (3/15/02)	8.17%

10 Years	8.26

5 Years	-0.27

1 Year	-6.42
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (4/7/92)	7.63%

10 Years	7.16

5 Years	-0.79

1 Year	-6.74

Class B Shares

Inception (9/15/94)	6.07%

10 Years	7.14

5 Years	-0.78

1 Year	-6.91

Class C Shares

Inception (8/4/97)	4.15%

10 Years	6.98

5 Years	-0.41

1 Year	-3.01

Class R Shares

10 Years	7.48%

5 Years	0.09

1 Year	-1.56

Class Y Shares

10 Years	7.87%

5 Years	0.53

1 Year	-1.02

Institutional Class Shares

Inception (3/15/02)	8.26%

10 Years	8.30

5 Years	0.78

1 Year	-0.87
deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.39%, 2.14%, 2.14%, 1.64%, 1.14% and 0.98%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco International Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth — while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically — and certainly without advance notice — depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco International Growth Fund

Schedule of Investments

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.51%
Australia–5.87%
BHP Billiton Ltd.	1,832,835	$68,048,021

Brambles Ltd.	10,608,675	79,811,924

CSL Ltd.	2,117,273	80,701,524

WorleyParsons Ltd.	2,688,303	79,141,826

		307,703,295

Belgium–2.00%
Anheuser-Busch InBev N.V.	1,457,966	105,325,208

Brazil–2.00%
Banco Bradesco S.A.–ADR	5,054,372	81,021,583

Petroleo Brasileiro S.A.–ADR	1,101,944	24,419,079

		105,440,662

Canada–7.40%
Agrium Inc.	531,622	46,833,110

Canadian National Railway Co.	520,573	44,426,305

Canadian Natural Resources Ltd.	1,019,554	35,423,257

Cenovus Energy Inc.	1,290,016	46,818,256

CGI Group Inc.–Class A(a)	2,212,787	49,663,381

Fairfax Financial Holdings Ltd.	117,015	47,975,202

Potash Corp. of Saskatchewan Inc.	880,742	37,448,031

Suncor Energy, Inc.	2,416,343	79,819,065

		388,406,607

China–1.18%
Industrial & Commercial Bank of China Ltd.–Class H	93,254,000	61,975,340

Denmark–1.30%
Novo Nordisk A.S.–Class B	462,195	68,059,509

France–6.94%
BNP Paribas S.A.	880,781	35,390,102

Cap Gemini S.A.	1,043,410	40,736,616

Cie Generale des Etablissements Michelin	421,283	31,467,497

Danone S.A.	911,386	64,129,936

Eutelsat Communications S.A.	792,693	28,219,610

L’Oreal S.A.	281,443	33,865,831

Publicis Groupe S.A.	1,202,745	62,036,558

Schneider Electric S.A.	631,545	38,803,514

Total S.A.	605,020	28,973,703

		363,623,367

Germany–4.34%
Adidas AG	1,015,116	84,666,461

Fresenius Medical Care AG & Co. KGaA	808,243	57,385,865

SAP AG	1,285,616	85,254,534

		227,306,860

Hong Kong–2.66%
China Mobile Ltd.	5,383,500	59,638,572

Galaxy Entertainment Group Ltd.(a)	9,152,000	28,452,524

Hutchison Whampoa Ltd.	5,346,000	51,183,080

		139,274,176

Ireland–1.14%
WPP PLC	4,414,517	59,725,643

Israel–1.73%
Teva Pharmaceutical Industries Ltd.–ADR	1,986,066	90,842,659

Japan–8.75%
Canon Inc.	1,836,900	83,182,472

Denso Corp.	1,868,800	60,429,415

Fanuc Corp.	249,000	42,297,307

Keyence Corp.	235,000	55,393,327

Komatsu Ltd.	1,174,445	33,967,622

Nidec Corp.	460,202	41,299,347

Toyota Motor Corp.	1,479,300	60,427,652

Yamada Denki Co., Ltd.	1,254,737	81,433,673

		458,430,815

Mexico–3.38%
America Movil S.A.B de C.V.–Series L–ADR	2,936,916	78,268,811

Fomento Economico Mexicano, S.A.B. de C.V.–ADR	619,125	50,310,098

Grupo Televisa S.A.B.–ADR	2,199,107	48,314,381

		176,893,290

Netherlands–2.17%
Koninklijke Ahold N.V.	2,851,276	36,170,175

Unilever N.V.	1,825,892	62,535,510

VimpelCom Ltd.–ADR	1,460,152	14,878,949

		113,584,634

Russia–0.66%
Gazprom OAO–ADR	2,998,523	34,602,955

Singapore–2.65%
Keppel Corp. Ltd.	8,380,548	74,568,431

United Overseas Bank Ltd.	4,143,000	64,240,495

		138,808,926

South Korea–2.37%
Hyundai Mobis	218,378	58,970,422

NHN Corp.	287,898	65,054,716

		124,025,138

Spain–0.99%
Amadeus IT Holding S.A.–Class A	2,530,989	51,735,987

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco International Growth Fund

	Shares	Value

Sweden–2.79%
Investment AB Kinnevik–Class B	1,152,228	$23,438,575

Swedbank AB–Class A	3,129,487	51,831,357

Telefonaktiebolaget LM Ericsson–Class B	4,085,506	40,489,680

Volvo AB–Class B	2,206,414	30,600,405

		146,360,017

Switzerland–7.47%
ABB Ltd.(a)	2,475,246	45,113,574

Julius Baer Group Ltd.(a)	1,249,582	47,849,008

Nestle S.A.	1,273,971	78,052,659

Novartis AG	1,371,357	75,632,416

Roche Holding AG	366,383	66,938,073

Syngenta AG	222,113	77,794,626

		391,380,356

Taiwan–1.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	24,744,887	73,202,435

Turkey–0.65%
Akbank T.A.S.	9,127,878	33,885,876

United Kingdom–19.67%
BG Group PLC	3,748,831	88,264,411

British American Tobacco PLC	1,589,713	81,639,847

British Sky Broadcasting Group PLC	3,894,343	42,858,397

Centrica PLC	9,256,297	46,111,177

Compass Group PLC	11,121,289	116,255,371

GlaxoSmithKline PLC	1,672,131	38,677,393

Imperial Tobacco Group PLC	2,583,849	103,342,715

Informa PLC	6,656,151	44,794,480

International Power PLC	4,155,540	28,127,786

Kingfisher PLC	13,988,925	65,963,321

Next PLC	1,393,268	66,240,876

Pearson PLC	1,488,488	28,026,919

Reed Elsevier PLC	10,748,370	88,911,090

Royal Dutch Shell PLC–Class B	1,858,172	67,941,065

Shire PLC	1,028,893	33,568,992

Smith & Nephew PLC	4,444,490	43,754,706

Tesco PLC	3,912,498	20,154,158

Vodafone Group PLC	9,401,023	26,082,746

		1,030,715,450

Total Common Stocks & Other Equity Interests (Cost $3,678,311,857)		4,691,309,205

Preferred Stocks–1.34%
Germany–1.34%
Volkswagen AG 2.34% Pfd. (Cost $67,773,288)	369,453	69,992,903

Money Market Funds–9.37%
Liquid Assets Portfolio–Institutional Class(b)	245,667,288	245,667,288

Premier Portfolio–Institutional Class(b)	245,667,287	245,667,287

Total Money Market Funds (Cost $491,334,575)		491,334,575

TOTAL INVESTMENTS–100.22% (Cost $4,237,419,720)		5,252,636,683

OTHER ASSETS LESS LIABILITIES–(0.22)%		(11,430,990)

NET ASSETS–100.00%		$5,241,205,693

Investment Abbreviations:

ADR	– American Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Consumer Discretionary	21.5%

Consumer Staples	12.1

Health Care	10.6

Information Technology	10.4

Energy	9.3

Industrials	9.2

Financials	8.5

Materials	4.4

Telecommunication Services	3.4

Utilities	1.4

Money Market Funds Plus Other Assets Less Liabilities	9.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco International Growth Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $3,746,085,145)	$4,761,302,108

Investments in affiliated money market funds, at value and cost	491,334,575

Total investments, at value (Cost $4,237,419,720)	5,252,636,683

Foreign currencies, at value (Cost $4,513,237)	4,409,839

Receivable for:
Investments sold	10,976,350

Fund shares sold	8,990,983

Dividends	30,188,542

Investment for trustee deferred compensation and retirement plans	143,777

Other assets	151,698

Total assets	5,307,497,872

Liabilities:
Payable for:
Investments purchased	50,895,734

Fund shares reacquired	11,834,754

Accrued fees to affiliates	2,695,317

Accrued other operating expenses	303,282

Trustee deferred compensation and retirement plans	563,092

Total liabilities	66,292,179

Net assets applicable to shares outstanding	$5,241,205,693

Net assets consist of:
Shares of beneficial interest	$4,539,808,320

Undistributed net investment income	30,304,066

Undistributed net realized gain (loss)	(345,077,485)

Unrealized appreciation	1,016,170,792

$5,241,205,693

Net Assets:
Class A	$2,114,548,418

Class B	$51,758,697

Class C	$144,172,119

Class R	$100,655,982

Class Y	$1,031,624,347

Institutional Class	$1,798,446,130

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	76,187,400

Class B	2,012,721

Class C	5,601,014

Class R	3,663,458

Class Y	37,100,494

Institutional Class	63,937,364

Class A:
Net asset value per share	$27.75

Maximum offering price per share
(Net asset value of $27.75 divided by 94.50%)	$29.37

Class B:
Net asset value and offering price per share	$25.72

Class C:
Net asset value and offering price per share	$25.74

Class R:
Net asset value and offering price per share	$27.48

Class Y:
Net asset value and offering price per share	$27.81

Institutional Class:
Net asset value and offering price per share	$28.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco International Growth Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $5,163,830)	$61,421,887

Dividends from affiliated money market funds	298,484

Interest	6,087

Total investment income	61,726,458

Expenses:
Advisory fees	20,469,890

Administrative services fees	320,280

Custodian fees	552,764

Distribution fees:
Class A	2,535,422

Class B	269,943

Class C	705,573

Class R	249,650

Transfer agent fees — A, B, C, R and Y	3,721,461

Transfer agent fees — Institutional	581,857

Trustees’ and officers’ fees and benefits	144,846

Other	324,684

Total expenses	29,876,370

Less: Fees waived and expense offset arrangement(s)	(311,787)

Net expenses	29,564,583

Net investment income	32,161,875

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	19,034,946

Foreign currencies	(2,260)

19,032,686

Change in net unrealized appreciation (depreciation) of:
Investment securities	256,960,068

Foreign currencies	(218,960)

256,741,108

Net realized and unrealized gain	275,773,794

Net increase in net assets resulting from operations	$307,935,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income	$32,161,875	$58,922,257

Net realized gain	19,032,686	119,299,702

Change in net unrealized appreciation (depreciation)	256,741,108	(301,580,096)

Net increase (decrease) in net assets resulting from operations	307,935,669	(123,358,137)

Distributions to shareholders from net investment income:
Class A	(24,794,894)	(19,146,777)

Class B	(297,285)	(160,999)

Class C	(754,132)	(454,272)

Class R	(1,093,679)	(897,387)

Class Y	(11,922,825)	(2,154,921)

Institutional Class	(24,768,329)	(17,496,217)

Total distributions from net investment income	(63,631,144)	(40,310,573)

Share transactions–net:
Class A	(43,506,342)	163,825,425

Class B	(8,665,995)	8,745,916

Class C	(9,142,753)	8,119,730

Class R	(14,978,979)	(909,172)

Class Y	243,383,763	615,879,817

Institutional Class	258,192,876	268,371,175

Net increase in net assets resulting from share transactions	425,282,570	1,064,032,891

Net increase in net assets	669,587,095	900,364,181

Net assets:
Beginning of period	4,571,618,598	3,671,254,417

End of period (includes undistributed net investment income of $30,304,066 and $61,773,335, respectively)	$5,241,205,693	$4,571,618,598

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

9        Invesco International Growth Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

10        Invesco International Growth Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco International Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.40%, 2.15%, 2.15%, 1.65%, 1.15% and 1.15%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $308,436.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $156,493 in front-end sales commissions from the sale of Class A shares and $4,270, $39,109 and $3,827 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12        Invesco International Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$79,141,826	$228,561,469	$—	$307,703,295

Belgium	—	105,325,208	—	105,325,208

Brazil	105,440,662	—	—	105,440,662

Canada	388,406,607	—	—	388,406,607

China	—	61,975,340	—	61,975,340

Denmark	—	68,059,509	—	68,059,509

France	334,649,664	28,973,703	—	363,623,367

Germany	297,299,763	—	—	297,299,763

Hong Kong	59,638,572	79,635,604	—	139,274,176

Ireland	59,725,643	—	—	59,725,643

Israel	90,842,659	—	—	90,842,659

Japan	—	458,430,815	—	458,430,815

Mexico	176,893,290	—	—	176,893,290

Netherlands	113,584,634	—	—	113,584,634

Russia	34,602,955	—	—	34,602,955

Singapore	—	138,808,926	—	138,808,926

South Korea	—	124,025,138	—	124,025,138

Spain	51,735,987	—	—	51,735,987

Sweden	146,360,017	—	—	146,360,017

Switzerland	313,585,730	77,794,626	—	391,380,356

Taiwan	—	73,202,435	—	73,202,435

Turkey	33,885,876	—	—	33,885,876

United Kingdom	766,140,702	264,574,748	—	1,030,715,450

United States	491,334,575	—	—	491,334,575

Total Investments	$3,543,269,162	$1,709,367,521	$—	$5,252,636,683

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,351.

13        Invesco International Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2012, the Fund paid legal fees of $833 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$14,902,772

October 31, 2017	345,109,028

Total capital loss carryforward	$360,011,800

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $674,209,944 and $369,040,952, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,090,145,641

Aggregate unrealized (depreciation) of investment securities	(79,027,049)

Net unrealized appreciation of investment securities	$1,011,118,592

Cost of investments for tax purposes is $4,241,518,091.

14        Invesco International Growth Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	7,245,270	$192,818,676	14,037,487	$387,500,963

Class B	49,757	1,231,139	174,784	4,753,921

Class C	333,102	8,205,890	747,741	19,387,187

Class R	639,667	16,846,355	1,333,470	36,383,554

Class Y	12,178,885	324,049,653	10,051,297	272,811,514

Institutional Class	14,006,652	375,794,212	19,343,414	533,838,311

Issued as reinvestment of dividends:
Class A	884,534	22,608,680	546,284	14,760,585

Class B	11,853	281,496	5,633	141,502

Class C	28,864	686,093	11,641	292,664

Class R	42,777	1,083,548	30,701	822,161

Class Y	347,894	8,899,120	25,598	692,428

Institutional Class	844,709	21,844,184	520,471	14,234,881

Issued in connection with acquisitions:(b)
Class A	—	—	11,381,064	331,260,802

Class B	—	—	952,100	25,671,741

Class C	—	—	814,037	21,970,347

Class R	—	—	102,409	2,950,523

Class Y	—	—	15,897,443	463,869,410

Institutional Class	—	—	3,490,727	103,037,338

Automatic conversion of Class B shares to Class A shares:
Class A	177,232	4,690,636	360,370	9,945,690

Class B	(191,117)	(4,690,636)	(389,081)	(9,945,690)

Reacquired:(c)
Class A	(9,939,701)	(263,624,334)	(21,085,258)	(579,642,615)

Class B	(221,092)	(5,487,994)	(462,709)	(11,875,558)

Class C	(734,808)	(18,034,736)	(1,322,979)	(33,530,468)

Class R	(1,308,119)	(32,908,882)	(1,494,180)	(41,065,410)

Class Y	(3,374,634)	(89,565,010)	(4,426,443)	(121,493,535)

Institutional Class	(5,183,997)	(139,445,520)	(13,918,449)	(382,739,355)

Net increase in share activity	15,837,728	$425,282,570	36,727,572	$1,064,032,891

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the open of business on May 23, 2011, the Fund acquired all the net assets of Invesco Van Kampen International Advantage Fund and Invesco Van Kampen International Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Van Kampen International Advantage Fund and Invesco Van Kampen International Growth Fund, respectively on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 32,637,780 shares of the Fund for 5,574,029 shares outstanding of Invesco Van Kampen International Advantage Fund and 49,348,979 shares outstanding of Invesco Van Kampen International Growth Fund as of the close of business on May 20, 2011. Each class of shares of Invesco Van Kampen International Advantage Fund and Invesco Van Kampen International Growth Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Van Kampen International Advantage Fund and Invesco Van Kampen International Growth Fund to the net asset value of the Fund on the close of business, May 20, 2011. Invesco Van Kampen International Advantage Fund’s net assets as of the close of business on May 20, 2011 of $77,649,931 including $13,427,590 of unrealized appreciation and Invesco Van Kampen International Growth Fund’s net assets as of the close of business on May 20, 2011 of $871,110,230 including $153,130,351 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $3,996,943,417. The combined aggregate net assets of the Fund subsequent to the reorganization were $4,945,703,578.
(c)	Net of redemption fees of $21,765 and $112,143 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.

15        Invesco International Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/12	$26.43	$0.16	$1.48	$1.64	$(0.32)	$—	$(0.32)	$27.75	6.32%	$2,114,548	1.39	%(e)	1.40	%(e)	1.19	%(e)	8%
Year ended 10/31/11	26.99	0.36	(0.65)	(0.29)	(0.27)	—	(0.27)	26.43	(1.10)	2,056,979	1.38		1.39		1.29		25
Year ended 10/31/10	23.41	0.21	3.66	3.87	(0.29)	—	(0.29)	26.99	16.68	1,958,940	1.43		1.44		0.85		25
Year ended 10/31/09	19.04	0.24	4.52	4.76	(0.39)	—	(0.39)	23.41	25.65	1,734,895	1.49		1.51		1.24		26
Year ended 10/31/08	36.57	0.40	(15.91)	(15.51)	(0.18)	(1.84)	(2.02)	19.04	(47.34)	1,452,469	1.44		1.45		1.38		38
Year ended 10/31/07	27.85	0.28	8.72	9.00	(0.19)	(0.09)	(0.28)	36.57	32.55	2,899,666	1.44		1.47		0.87		22

Class B
Six months ended 04/30/12	24.41	0.06	1.38	1.44	(0.13)	—	(0.13)	25.72	5.94	51,759	2.14	(e)	2.15	(e)	0.44	(e)	8
Year ended 10/31/11	24.95	0.14	(0.60)	(0.46)	(0.08)	—	(0.08)	24.41	(1.85)	57,683	2.13		2.14		0.54		25
Year ended 10/31/10	21.68	0.02	3.40	3.42	(0.15)	—	(0.15)	24.95	15.83	51,950	2.18		2.19		0.10		25
Year ended 10/31/09	17.52	0.09	4.20	4.29	(0.13)	—	(0.13)	21.68	24.72	61,649	2.24		2.26		0.49		26
Year ended 10/31/08	33.88	0.17	(14.69)	(14.52)	—	(1.84)	(1.84)	17.52	(45.03)	77,465	2.19		2.20		0.63		38
Year ended 10/31/07	25.84	0.03	8.10	8.13	—	(0.09)	(0.09)	33.88	31.55	252,203	2.19		2.22		0.12		22

Class C
Six months ended 04/30/12	24.43	0.06	1.38	1.44	(0.13)	—	(0.13)	25.74	5.94	144,172	2.14	(e)	2.15	(e)	0.44	(e)	8
Year ended 10/31/11	24.97	0.14	(0.60)	(0.46)	(0.08)	—	(0.08)	24.43	(1.85)	145,944	2.13		2.14		0.54		25
Year ended 10/31/10	21.70	0.02	3.40	3.42	(0.15)	—	(0.15)	24.97	15.81	142,898	2.18		2.19		0.10		25
Year ended 10/31/09	17.53	0.09	4.21	4.30	(0.13)	—	(0.13)	21.70	24.76	139,000	2.24		2.26		0.49		26
Year ended 10/31/08	33.91	0.17	(14.71)	(14.54)	—	(1.84)	(1.84)	17.53	(45.05)	125,172	2.19		2.20		0.63		38
Year ended 10/31/07	25.86	0.03	8.11	8.14	—	(0.09)	(0.09)	33.91	31.57	274,266	2.19		2.22		0.12		22

Class R
Six months ended 04/30/12	26.13	0.12	1.49	1.61	(0.26)	—	(0.26)	27.48	6.23	100,656	1.64	(e)	1.65	(e)	0.94	(e)	8
Year ended 10/31/11	26.70	0.28	(0.64)	(0.36)	(0.21)	—	(0.21)	26.13	(1.38)	112,091	1.63		1.64		1.04		25
Year ended 10/31/10	23.18	0.15	3.62	3.77	(0.25)	—	(0.25)	26.70	16.36	115,237	1.68		1.69		0.60		25
Year ended 10/31/09	18.80	0.20	4.49	4.69	(0.31)	—	(0.31)	23.18	25.44	63,544	1.74		1.76		0.99		26
Year ended 10/31/08	36.18	0.32	(15.74)	(15.42)	(0.12)	(1.84)	(1.96)	18.80	(44.78)	34,821	1.69		1.70		1.13		38
Year ended 10/31/07	27.58	0.20	8.63	8.83	(0.14)	(0.09)	(0.23)	36.18	32.21	48,321	1.69		1.72		0.62		22

Class Y
Six months ended 04/30/12	26.53	0.19	1.49	1.68	(0.40)	—	(0.40)	27.81	6.47	1,031,624	1.14	(e)	1.15	(e)	1.44	(e)	8
Year ended 10/31/11	27.08	0.42	(0.64)	(0.22)	(0.33)	—	(0.33)	26.53	(0.83)	741,428	1.13		1.14		1.54		25
Year ended 10/31/10	23.48	0.27	3.67	3.94	(0.34)	—	(0.34)	27.08	16.94	173,313	1.18		1.19		1.10		25
Year ended 10/31/09	19.04	0.32	4.52	4.84	(0.40)	—	(0.40)	23.48	26.05	62,343	1.24		1.26		1.49		26
Year ended 10/31/08(f)	22.36	0.02	(3.34)	(3.32)	—	—	—	19.04	(14.85)	2,537	1.25	(g)	1.27	(g)	1.57	(g)	38

Institutional Class
Six months ended 04/30/12	26.86	0.22	1.50	1.72	(0.45)	—	(0.45)	28.13	6.54	1,798,446	0.98	(e)	0.99	(e)	1.60	(e)	8
Year ended 10/31/11	27.41	0.48	(0.66)	(0.18)	(0.37)	—	(0.37)	26.86	(0.68)	1,457,494	0.97		0.98		1.70		25
Year ended 10/31/10	23.77	0.31	3.72	4.03	(0.39)	—	(0.39)	27.41	17.12	1,228,916	1.02		1.03		1.26		25
Year ended 10/31/09	19.36	0.35	4.58	4.93	(0.52)	—	(0.52)	23.77	26.32	917,297	1.01		1.03		1.72		26
Year ended 10/31/08	37.14	0.52	(16.17)	(15.65)	(0.29)	(1.84)	(2.13)	19.36	(44.38)	526,647	1.03		1.04		1.79		38
Year ended 10/31/07	28.26	0.42	8.84	9.26	(0.29)	(0.09)	(0.38)	37.14	33.13	833,977	1.02		1.05		1.30		22

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $690,712,747 and sold of $131,009,072 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen International Advantage Fund and Invesco Van Kampen International Growth Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,039,482, $54,285, $141,890, $100,409, $869,252 and $1,597,343 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

16        Invesco International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,063.20	$7.13	$1,017.95	$6.97	1.39%

B	1,000.00	1,059.40	10.96	1,014.22	10.72	2.14

C	1,000.00	1,059.40	10.96	1,014.22	10.72	2.14

R	1,000.00	1,062.30	8.41	1,016.71	8.22	1.64

Y	1,000.00	1,064.70	5.85	1,019.19	5.72	1.14

Institutional	1,000.00	1,065.40	5.03	1,019.99	4.92	0.98

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17        Invesco International Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

IGR-SAR-1       Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12.	EXHIBITS.
12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor Principal Executive Officer
Date: July 9, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor Principal Executive Officer

Date: July 9, 2012

By:	/s/ Sheri Morris

Sheri Morris Principal Financial Officer

Date: July 9, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.